Schedule of Investments (unaudited)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(b) — 2.0%
AGL CLO Ltd., Series 2020-3A, Class A, (3-mo. CME Term SOFR + 1.56%), 6.86%, 01/15/33(a)	USD	250	$ 250,160
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31(a)		166	166,244
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/20/34(a)		250	251,005
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.64%, 01/20/31(a)		256	255,853
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 6.83%, 07/27/31(a)		1,000	996,961
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.20%, 07/17/34(a)		250	250,763
CBAM Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.79%, 07/20/30(a)		133	133,067
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.11%, 04/15/30(a)		1,018	1,020,772
CIFC Funding Ltd.(a)
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.30%, 07/16/30		1,000	1,002,675
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 10/22/31		1,301	1,301,898
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/18/31		272	272,258
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/20/31		250	250,456
Dryden CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/31(a)		509	509,185
Dryden Senior Loan Fund(a)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/31		635	635,521
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.49%, 07/18/30		589	588,509
Gracie Point International Funding LLC(a)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 7.32%, 09/01/26		99	99,791
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 7.62%, 03/01/27		442	443,269
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/20/31(a)		212	212,526
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		75	63,265
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36(a)		250	250,933
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.53%, 04/15/31(a)		593	593,197
OHA Credit Funding Ltd.(a)
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.19%, 07/02/35		1,000	1,004,297
Series 2020-5A, Class A2A, (3-mo. CME Term SOFR + 1.71%), 6.99%, 04/18/33		300	300,111
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.19%, 02/14/34(a)		250	237,979
Security		Par (000)	Value
Cayman Islands (continued)
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3- mo. CME Term SOFR + 1.45%), 6.73%, 10/20/30(a)	USD	192	$ 192,470
RR Ltd.(a)
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.65%, 01/15/30		162	162,373
Series 2018-3A, Class A2R2, (3-mo. CME Term SOFR + 1.66%), 6.96%, 01/15/30		1,125	1,124,870
RRX Ltd., Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.41%, 07/15/34(a)		250	251,818
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/15/30(a)		111	110,803
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.81%, 10/15/30(a)		176	176,660
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 6.51%, 04/16/31(a)		385	385,578
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.70%, 01/16/31(a)		192	192,114
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/34(a)		325	326,109
TICP CLO XV Ltd., Series 2020-15A, Class A, (3-mo. CME Term SOFR + 1.54%), 6.82%, 04/20/33(a)		1,750	1,751,578
Trimaran CAVU Ltd.(a)
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.74%, 07/20/32		250	251,214
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.69%, 07/20/32		500	500,045
			16,516,327
France(a) — 0.1%
Ginkgo Personal Loans, Series 2023-PL1, Class A1, (1-mo. EURIBOR + 0.79%), 4.19%, 09/23/44(c)	EUR	300	334,775
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 4.30%, 02/25/43		100	111,159
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 4.60%, 02/25/43		100	111,276
			557,210
Germany(a)(c) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 4.50%, 01/26/43		64	71,919
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 4.64%, 09/15/32		100	111,563
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 4.19%, 09/15/30		44	48,685
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 4.30%, 01/20/35		87	96,580
			328,747
Ireland(a) — 0.3%
Arini European CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 4.20%), 8.06%, 04/15/38(c)		100	112,328
Aurium CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 6.46%, 06/23/34(c)		100	110,820
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.99%, 04/15/35(c)		100	110,483
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 8.89%, 01/15/37(c)		100	114,238
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 6.89%, 07/15/32(c)	EUR	100	$ 111,457
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 4.84%, 02/22/34(c)		100	110,090
CVC Cordatus Loan Fund XXX DAC, Series 2030X, Class D, (3-mo. EURIBOR + 4.00%), 7.87%, 05/15/37(c)		100	112,016
CVC Cordatus Opportunity Loan Fund DAC, Series 2024X, Class DR, (3-mo. EURIBOR + 4.00%), 7.54%, 08/15/33(c)		100	111,436
Dilosk RMBS No. 9 DAC, Series 9, Class A, (3-mo. EURIBOR + 0.68%), 4.47%, 01/25/63(c)		148	164,605
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class A, 10/18/34(d)		500	556,575
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 7.30%, 07/25/37(c)		100	111,469
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.04%, 04/25/34(c)		100	110,528
Henley CLO X DAC, Series 10X, Class D, (3-mo. EURIBOR + 3.75%), 7.49%, 07/20/37(c)		100	111,934
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2024-6X, Class D, (3-mo. EURIBOR + 3.75%), 7.49%, 07/15/37(c)		100	111,831
Palmer Square European CLO DAC, Series 2022-2X, Class DR, (3-mo. EURIBOR + 4.00%), 7.69%, 01/15/38(c)		100	113,020
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 6.81%, 08/15/38(c)		100	111,514
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 6.49%, 02/15/35(c)		100	110,897
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 6.76%, 05/20/34(c)		100	111,464
SCF Rahoituspalvelut XIII DAC, Series 13, Class A, (1- mo. EURIBOR + 0.58%), 3.93%, 06/25/34(c)		200	222,817
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38(c)		100	111,453
			2,840,975
Italy(a)(c) — 0.2%
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 4.11%, 12/29/36		283	315,088
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 4.58%, 12/29/36		123	137,180
AutoFlorence 3 SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 4.30%, 12/25/46		450	502,869
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 4.39%, 02/24/42		275	305,931
Koromo Italy SRL, Series 1, Class A, (1-mo. EURIBOR + 0.80%), 4.16%, 02/26/35		146	162,866
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 5.08%, 06/15/41		108	120,498
Red & Black Auto Italy SRL, Series 3, Class A, 07/28/36(d)		320	356,485
			1,900,917
Security		Par (000)	Value
Luxembourg(a)(c) — 0.1%
Auto1 Car Funding SARL, Series 2024-1, Class A, (1- mo. EURIBOR + 0.70%), 4.14%, 12/15/33	EUR	183	$ 203,461
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 4.45%, 09/22/31		100	110,694
Pony SA Compartment German Auto Loans, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 4.29%, 01/14/33		100	111,182
			425,337
Netherlands(a)(c) — 0.1%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 4.66%, 02/15/55		134	150,874
Hill FL BV, Series 2024-2FL, Class A, 10/18/32(d)		300	334,104
Mila BV, Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 4.10%, 09/16/41		156	173,956
			658,934
Portugal — 0.0%
GAMMA Sociedade de Titularizacao de Creditos, Series 2, Class A, (3-mo. EURIBOR + 0.90%), 4.30%, 02/26/34(a)(c)		200	223,044
Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 4.15%, 01/31/39(a)(c)		77	85,966
United Kingdom(a)(c) — 0.3%
Asimi Funding PLC, Series 2024-1, Class A, (3-mo. LIBOR GBP + 1.00%), 5.96%, 09/16/31	GBP	155	207,007
Atlas Funding PLC, Series 2013-1, Class B, (3-mo. LIBOR GBP + 1.90%), 6.86%, 01/20/61		100	135,170
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.87%), 5.85%, 03/22/57		213	284,933
Hermitage PLC
Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.45%), 7.41%, 09/21/33		100	134,530
Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.90%), 5.86%, 04/21/33		281	376,721
Series 2024-1, Class B, (3-mo. LIBOR GBP + 1.25%), 6.21%, 04/21/33		94	125,208
Newday Funding Master Issuer PLC, Series 2024-2X, Class A, (3-mo. LIBOR GBP + 0.90%), 5.86%, 07/15/32		275	367,858
PCL Funding IX PLC, Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.90%), 5.86%, 07/16/29		318	425,369
PCL Funding VIII PLC, Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.18%), 6.14%, 05/15/28		400	536,849
Polaris PLC, Series 2023-1, Class B, (3-mo. LIBOR GBP + 2.75%), 7.71%, 02/23/61		160	219,297
			2,812,942
United States — 2.6%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 5.63%, 05/25/36(a)	USD	39	37,907
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(b)		570	577,437
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		38	34,639
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		44	43,008
Series 2021-A, Class B, 2.79%, 11/17/33		100	95,361

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)	USD	129	$ 131,066
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		331	345,199
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 7.03%, 06/25/54(a)(b)		367	370,660
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48(b)		634	656,498
Foundation Finance Trust(b)
Series 2021-2A, Class A, 2.19%, 01/15/42		112	105,558
Series 2023-2A, Class A, 6.53%, 06/15/49		282	290,787
Series 2024-2A, Class B, 4.93%, 03/15/50		100	100,179
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(b)		67	68,419
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48		225	182,181
Series 2022-3CS, Class A, 4.95%, 07/20/49		68	65,565
Series 2023-1GS, Class A, 5.52%, 02/22/55		105	104,631
Gracie Point International Funding LLC, Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 7.07%, 03/01/28(a)(b)		306	307,024
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		579	587,678
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)		385	379,977
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.75%, 05/20/32(a)(b)		259	259,372
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32		301	301,715
Series 2023-1A, Class D, 8.69%, 05/20/33		182	184,493
Series 2024-1, Class B, 5.88%, 06/21/32		100	102,510
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class B, 3.21%, 08/21/34		104	103,269
Series 2022-AA, Class A, 6.45%, 10/20/37		250	250,204
Series 2023-A, Class A, 6.70%, 10/22/35		1,468	1,495,950
Series 2023-A, Class B, 7.11%, 10/22/35		789	813,893
Series 2024-A, Class A, 5.13%, 09/22/36		241	245,012
Mosaic Solar Loan Trust(b)
Series 2022-3A, Class A, 6.10%, 06/20/53		82	83,595
Series 2023-1A, Class A, 5.32%, 06/20/53		191	190,814
Series 2023-4, Class A, 6.40%, 05/20/53		227	234,675
Navient Private Education Loan Trust, Series 2014-AA, Class A3, (1-mo. Term SOFR + 1.71%), 6.81%, 10/15/31(a)(b)		456	456,741
Navient Private Education Refi Loan Trust(b)
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 6.81%, 11/15/68(a)		475	478,812
Series 2021-DA, Class A, (Prime - 1.99%), 6.51%, 04/15/60(a)		151	149,540
Series 2024-A, Class A, 5.66%, 10/15/72		716	736,222
Navient Student Loan Trust(b)
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 7.04%, 03/15/72(a)		216	217,804
Series 2023-BA, Class A1A, 6.48%, 03/15/72		150	155,504
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		136	118,908
Series 2021-DA, Class B, 2.90%, 04/20/62		700	613,248
Series 2021-DA, Class C, 3.50%, 04/20/62		100	84,723
Security		Par (000)	Value
United States (continued)
Nelnet Student Loan Trust(b) (continued)
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.53%, 11/25/53(a)	USD	146	$ 146,092
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class B, 2.21%, 09/14/35		1,132	1,061,627
Series 2022-2A, Class B, 5.24%, 10/14/34		380	382,013
Series 2023-2A, Class D, 7.52%, 09/15/36		552	581,861
Series 2024-1A, Class A, 5.79%, 05/14/41		764	807,912
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(b)		1,134	1,132,898
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		13	12,619
Series 2021-1, Class B, 2.42%, 03/17/31		256	247,449
Series 2021-2, Class B, 2.35%, 08/15/33		990	902,973
Series 2022-1, Class A, 3.07%, 03/15/32		389	382,389
Series 2022-2B, Class A, 7.10%, 11/17/32		325	326,028
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	588,344
Series 2021-A, Class B, 2.80%, 12/22/31		136	130,828
Series 2021-A, Class C, 3.53%, 12/22/31		100	95,837
Series 2021-A, Class D, 5.23%, 12/22/31		800	769,897
Service Experts Issuer LLC(b)
Series 2021-1A, Class A, 2.67%, 02/02/32		171	165,140
Series 2024-1A, Class A, 6.39%, 11/20/35		168	172,716
Sesac Finance LLC, Series 2024-1, Class A2, 6.42%, 01/25/54(b)		51	51,997
SMB Private Education Loan Trust(b)
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.79%, 03/15/56(a)		336	338,018
Series 2024-A, Class B, 5.88%, 03/15/56		408	419,551
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 6.44%, 06/17/52(a)		162	161,170
SoFi Personal Loan Term(b)
Series 2024-1, Class A, 6.06%, 02/12/31		432	439,797
Series 2024-1, Class R1, 0.00%, 02/12/31		10	383,967
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		233	240,624
			21,702,525
Total Asset-Backed Securities — 5.7% (Cost: $47,309,411)			48,052,924

	Shares
Common Stocks
Canada — 0.0%
Algoma Steel Group, Inc.	26,292	268,967
France — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	250	191,719
Italy — 0.1%
Intesa Sanpaolo SpA	26,299	112,578
UniCredit SpA	4,711	206,820
		319,398
United Kingdom — 0.0%
Genius Sports Ltd.(e)	21,560	169,031
United States — 1.1%
Adobe, Inc.(e)	148	76,631
AES Corp.	7,049	141,403
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Albertsons Cos., Inc., Class A	7,991	$ 147,674
Altice USA, Inc., Class A(e)	15,212	37,422
Amazon.com, Inc.(e)	1,826	340,239
AMC Networks, Inc., Class A(e)	4,129	35,881
Apple, Inc.	710	165,430
Bank of America Corp.	6,720	266,650
Boyd Gaming Corp.	941	60,836
Caesars Entertainment, Inc.(e)	3,619	151,057
Capri Holdings Ltd.(e)	3,360	142,598
Centuri Holdings, Inc.(e)	1,524	24,613
Cheniere Energy, Inc.	845	151,965
Concentra Group Holdings Parent, Inc.(e)	3,193	71,395
Constellium SE, Class A(e)	15,595	253,575
Delta Air Lines, Inc.	2,615	132,816
Eli Lilly & Co.	269	238,318
EOG Resources, Inc.	1,971	242,295
Freeport-McMoRan, Inc.	2,410	120,307
Freewire Equity(e)(f)	6	—
Golden Entertainment, Inc.	1,691	53,757
Halliburton Co.	4,765	138,423
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(e)(f)(g)	538,000	538,000
Invesco S&P 500 Equal Weight ETF	3,820	684,391
Kinder Morgan, Inc.	3,760	83,058
Kroger Co.	3,164	181,297
Lam Research Corp.	233	190,147
Landbridge Co. LLC, Class A(e)	1,141	44,636
Landsea Homes Corp.(e)	5,638	69,629
Lineage, Inc.	309	24,219
Lumen Technologies, Inc.(e)	33,388	237,055
Meta Platforms, Inc., Class A	379	216,955
Micron Technology, Inc.	1,812	187,923
New York Community Bancorp, Inc.	42,233	474,280
NRG Energy, Inc.	2,262	206,068
NVIDIA Corp.	1,448	175,845
Palladyne AI Corp(e)	305	546
RXO, Inc.(e)	372	10,416
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $85,374), A shares(e)(f)(g)	1,054	118,048
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $91,692), C shares(e)(f)(g)	1,132	126,784
Tesla, Inc.(e)	1,200	313,956
Toll Brothers, Inc.	1,996	308,362
Transocean Ltd.(e)	44,647	189,750
U.S. Steel Corp.	21,410	756,415
Vistra Corp.	2,916	345,663
Walmart, Inc.	1,022	82,526
Walt Disney Co.	1,242	119,468
Warner Bros Discovery, Inc., Class A(e)	11,300	93,225
Wynn Resorts Ltd.	1,430	137,108
		8,909,055
Security	Shares	Value
Zambia — 0.0%
First Quantum Minerals Ltd.	905	$ 12,339
Total Common Stocks — 1.2% (Cost: $8,842,710)		9,870,509

		Par (000)
Corporate Bonds
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(b)	USD	98	85,661
YPF SA
6.95%, 07/21/27(c)		104	100,880
9.50%, 01/17/31(b)		345	363,544
			550,085
Australia — 0.3%
Australia & New Zealand Banking Group Ltd., (3-mo. EURIBOR + 0.40%), 3.95%, 05/21/27(a)(c)	EUR	600	668,524
Mineral Resources Ltd.(b)
9.25%, 10/01/28	USD	77	81,989
8.50%, 05/01/30		111	115,644
Oceana Australian Fixed Income Trust, A Note Upsize(f)
12.00%, 07/31/25	AUD	166	115,556
12.50%, 07/31/26		248	172,844
12.50%, 07/31/27		414	290,884
Origin Energy Finance Ltd., 1.00%, 09/17/29(c)	EUR	854	845,198
			2,290,639
Austria(c) — 0.0%
ams-OSRAM AG
2.13%, 11/03/27(h)		100	88,774
10.50%, 03/30/29		200	230,368
			319,142
Belgium(c) — 0.2%
Anheuser-Busch InBev SA/NV, 3.95%, 03/22/44		330	375,192
Azelis Finance NV, 4.75%, 09/25/29		100	113,213
KBC Group NV(a)
(1-year UK Government Bond + 0.92%), 1.25%, 09/21/27	GBP	100	124,623
(3-mo. EURIBOR + 1.30%), 4.25%, 11/28/29	EUR	900	1,044,568
			1,657,596
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(b)	USD	400	422,375
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		209	202,208
CSN Resources SA, 5.88%, 04/08/32(b)		200	169,900
Gol Finance SA, (1-mo. Term SOFR + 10.50%), 15.34%, 01/29/25(a)(b)		143	151,124
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		300	257,374
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(c)(i)		492	458,420

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil (continued)
Suzano Austria GmbH, 5.00%, 01/15/30	USD	200	$ 199,050
Vale Overseas Ltd., 6.40%, 06/28/54		61	64,062
			1,924,513
Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/29(b)		11	10,311
Baytex Energy Corp., 7.38%, 03/15/32(b)		100	99,635
Bombardier, Inc.(b)
7.50%, 02/01/29		63	66,660
8.75%, 11/15/30		125	137,259
7.25%, 07/01/31		120	126,862
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		65	62,297
4.88%, 02/15/30		145	136,502
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		11	10,570
4.38%, 01/15/28		115	111,724
4.00%, 10/15/30		192	177,051
Dye & Durham Ltd., 8.63%, 04/15/29(b)		93	98,383
Garda World Security Corp.(b)
9.50%, 11/01/27		61	61,080
7.75%, 02/15/28		31	32,144
goeasy Ltd., 7.63%, 07/01/29(b)		100	103,601
HR Ottawa LP, 11.00%, 03/31/31(b)		1,942	2,129,877
NOVA Chemicals Corp.(b)
5.25%, 06/01/27		162	160,186
8.50%, 11/15/28		178	190,004
Open Text Corp., 3.88%, 12/01/29(b)		101	93,889
Parkland Corp., 4.50%, 10/01/29(b)		104	98,465
Rogers Communications, Inc., 5.30%, 02/15/34		266	270,618
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	100	127,781
			4,304,899
Cayman Islands — 0.0%
Seagate HDD Cayman, 4.09%, 06/01/29	USD	100	96,028
Chile(b) — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)		200	206,688
Kenbourne Invest SA(e)(j)
6.88%, 11/26/24		385	231,000
4.70%, 01/22/28		132	79,200
			516,888
China — 0.1%
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(e)(j)		200	2,750
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29		648	644,290
			647,040
Colombia — 0.2%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(b)(i)		194	205,518
Bancolombia SA, (5-year CMT + 4.32%), 8.63%, 12/24/34(a)		208	221,312
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)		207	175,722
Ecopetrol SA, 8.38%, 01/19/36		55	56,100
Security		Par (000)	Value
Colombia (continued)
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)	USD	612	$ 579,258
Oleoducto Central SA, 4.00%, 07/14/27(c)		200	191,300
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(c)		200	183,250
			1,612,460
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	200	235,988
Denmark(a) — 0.3%
Danske Bank A/S(c)
(1-year EUR Swap + 1.25%), 4.13%, 01/10/31		439	513,785
(3-mo. EURIBOR + 0.65%), 4.35%, 04/10/27		1,600	1,784,690
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.44%, 04/22/30		200	223,186
			2,521,661
Estonia — 0.0%
Eesti Energia AS, (5-year EURIBOR ICE Swap + 5.17%), 7.88%(a)(c)(k)		260	300,272
Finland(c) — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28		100	106,564
Finnair OYJ, 4.75%, 05/24/29		100	111,674
			218,238
France — 1.2%
Afflelou SAS, 6.00%, 07/25/29(c)		100	114,415
Altice France SA(c)
11.50%, 02/01/27		100	91,668
4.25%, 10/15/29		130	101,100
Atos SE, 0.00%, 11/06/24(c)(e)(h)(j)		100	7,235
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%(a)(c)(k)		100	116,356
Banijay Entertainment SASU, 7.00%, 05/01/29(c)		100	117,020
Banque Federative du Credit Mutuel SA(c)
4.38%, 01/11/34		100	112,407
(3-mo. EURIBOR + 0.64%), 4.10%, 03/05/27(a)		300	335,448
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)(c)		111	124,440
BNP Paribas SA, 1.88%, 12/14/27(c)	GBP	100	121,904
BPCE SA, (3-mo. EURIBOR + 0.39%), 3.84%, 03/06/26(a)(c)	EUR	500	556,977
Cie Generale des Etablissements Michelin SCA, 3.38%, 05/16/36(c)		400	442,115
Credit Agricole Assurances SA, (5-year EURIBOR ICE Swap + 2.65%), 2.63%, 01/29/48(a)(c)		100	107,219
Crown European Holdings SACA, 4.50%, 01/15/30(c)		100	113,833
Electricite de France SA, 4.63%, 01/25/43(c)		200	231,677
Elis SA, 3.75%, 03/21/30(c)		200	224,476
Engie SA(c)
3.88%, 01/06/31		1,100	1,268,518
3.88%, 03/06/36		200	227,974
4.50%, 09/06/42		400	468,794
(5-year EURIBOR ICE Swap + 2.37%), 5.13%(a)(k)		100	114,095
Forvia SE(c)
3.75%, 06/15/28		100	106,894
5.50%, 06/15/31		300	331,023
Iliad Holding SASU
7.00%, 10/15/28(b)	USD	200	203,463
6.88%, 04/15/31(c)	EUR	200	236,544
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Iliad Holding SASU (continued)
8.50%, 04/15/31(b)	USD	200	$ 215,121
iliad SA(c)
5.38%, 02/15/29	EUR	200	232,648
5.63%, 02/15/30		300	352,747
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(c)		100	111,872
Loxam SAS(c)
3.75%, 07/15/26		100	111,037
6.38%, 05/31/29		100	116,324
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.91%, 07/15/29(a)(c)		100	109,089
Paprec Holding SA, 7.25%, 11/17/29(c)		300	354,750
Picard Groupe SAS, 6.38%, 07/01/29(c)		100	114,593
RCI Banque SA(a)(c)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30		600	661,392
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	113,697
Sabena Technics Sas, (Acquired 10/28/22, Cost: $292,692), 8.35%, 09/30/29(f)(g)(l)		298	331,105
Tereos Finance Groupe I SA, 5.88%, 04/30/30(c)		100	112,066
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	100	127,425
Worldline SA/France(c)
0.00%, 07/30/25(h)(m)	EUR	44	54,550
0.00%, 07/30/26(h)(m)		233	235,776
4.13%, 09/12/28		900	976,084
			10,205,871
Germany — 2.1%
ADLER Real Estate AG, 3.00%, 04/27/26(c)		200	212,002
Aroundtown SA, 0.00%, 07/16/26(c)		100	104,160
Bayer AG(c)
4.00%, 08/26/26		890	1,011,381
1.38%, 07/06/32		200	188,901
4.63%, 05/26/33		848	1,002,951
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(c)		278	325,799
Commerzbank AG(a)(c)
(3-mo. EURIBOR + 0.70%), 4.16%, 03/12/27		300	335,220
(5-year EUR Swap + 6.36%), 6.13%(k)		200	223,260
Daimler Truck Finance Canada, Inc., (3-mo. EURIBOR + 0.50%), 3.99%, 03/18/25(a)(c)		300	334,504
Deutsche Bank AG(a)(c)
(5-year EURIBOR ICE Swap + 3.30%), 4.00%, 06/24/32		100	111,173
(5-year EURIBOR ICE Swap + 5.26%), 8.13%(k)		200	231,813
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		100	112,011
E.ON SE(c)
3.75%, 01/15/36		200	226,954
4.13%, 03/25/44		170	194,347
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(c)		100	115,562
EnBW International Finance BV(c)
3.63%, 11/22/26		34	38,524
4.30%, 05/23/34		544	641,886
Eurogrid GmbH(c)
3.72%, 04/27/30		900	1,023,274
3.92%, 02/01/34		300	343,149
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(c)		20	21,388
Gruenenthal GmbH, 3.63%, 11/15/26(c)		100	110,681
Security		Par (000)	Value
Germany (continued)
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR	200	$ 229,574
IHO Verwaltungs GmbH(c)(i)
(4.50% PIK), 3.75%, 09/15/26		258	286,403
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		200	233,824
Jefferies GmbH, 4.39%, 07/22/26(a)(c)		900	1,000,809
Lanxess AG, (12.66% PIK), 12.66%, 04/01/31(f)(i)(l)		344	349,630
Mahle GmbH, 6.50%, 05/02/31(c)		100	108,087
Mercer International, Inc., 5.13%, 02/01/29	USD	100	85,317
Merck KGaA, (5-year EURIBOR ICE Swap + 1.54%), 3.88%, 08/27/54(a)(c)	EUR	100	111,341
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(c)		202	234,413
PCF GmbH, 4.75%, 04/15/29(c)		122	116,927
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 7.46%, 07/01/29(a)(c)		100	112,706
ProGroup AG, 5.13%, 04/15/29(c)		100	108,952
RWE AG, 2.50%, 08/24/25(c)		35	38,739
Sartorius Finance BV(c)
4.50%, 09/14/32		600	704,361
4.88%, 09/14/35		900	1,075,213
Siemens Financieringsmaatschappij NV, 3.13%, 05/22/32(c)		700	791,678
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(i)		106	93,323
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		186	205,319
Volkswagen Bank GmbH(c)
4.25%, 01/07/26		1,300	1,464,462
4.63%, 05/03/31		400	462,275
Volkswagen Financial Services NV(c)
4.25%, 10/09/25	GBP	100	132,059
6.50%, 09/18/27		200	275,912
Wintershall Dea Finance BV(c)
0.84%, 09/25/25	EUR	200	217,241
1.33%, 09/25/28		1,500	1,540,434
ZF Europe Finance BV, 6.13%, 03/13/29(c)		300	340,332
ZF Finance GmbH, 5.75%, 08/03/26(c)		300	339,619
			17,567,890
Greece(a)(c) — 0.1%
Eurobank SA
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30		100	112,017
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	116,228
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	244,606
			472,851
Hong Kong — 0.1%
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD	550	578,534
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)		200	187,750
7.63%, 04/17/32(b)		200	205,925
			972,209
India — 0.1%
Continuum Energy Pte Ltd., 5.00%, 09/13/27(b)(f)		392	398,860
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	196,260
			595,120
Indonesia(b) — 0.0%
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29		104	109,926
Sorik Marapi Geothermal Power PT, 7.75%, 08/05/31		200	198,750
			308,676

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland — 0.1%
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	USD	200	$ 199,068
Kerry Group Financial Services Unltd Co.(c)
3.38%, 03/05/33	EUR	300	337,849
3.75%, 09/05/36		200	226,295
Perrigo Finance Unlimited Co., 5.38%, 09/30/32		100	113,263
			876,475
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29		100	124,951
4.38%, 05/09/30		100	110,674
7.88%, 09/15/31		120	158,123
			393,748
Italy — 0.9%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(k)		100	113,536
ASTM SpA, 1.50%, 01/25/30(c)		800	806,455
Azzurra Aeroporti SpA, 2.63%, 05/30/27(c)		100	107,093
Banca Monte dei Paschi di Siena SpA(c)
10.50%, 07/23/29		177	241,853
(3-mo. EURIBOR + 3.28%), 6.75%, 09/05/27(a)		150	176,191
Banco BPM SpA(a)(c)
(3-mo. EURIBOR + 2.35%), 4.88%, 01/17/30		150	175,506
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	177,845
(5-year EUR Swap + 3.80%), 3.25%, 01/14/31		100	109,912
Bubbles Bidco SpA(c)(d)
09/30/31		122	135,888
09/30/31(a)		119	132,134
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.04%, 05/15/28(a)(c)		150	167,348
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		100	112,985
Eni SpA(c)
4.25%, 05/19/33		702	825,813
1.00%, 10/11/34		708	622,197
Fiber Bidco SpA(c)
6.13%, 06/15/31		300	332,275
(3-mo. EURIBOR + 4.00%), 7.35%, 01/15/30(a)		300	335,857
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)		300	333,143
IMA Industria Macchine Automatiche SpA(c)
3.75%, 01/15/28		100	108,230
(3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(a)		200	225,157
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)		200	210,047
Intesa Sanpaolo SpA(c)
0.75%, 12/04/24		100	110,790
5.15%, 06/10/30	GBP	100	127,388
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.51%, 12/15/30(a)(c)	EUR	100	112,175
Nexi SpA(c)
2.13%, 04/30/29		200	207,627
0.00%, 02/24/28(h)(m)		200	193,694
Optics Bidco SpA, 1.63%, 01/18/29		210	213,708
Pachelbel Bidco SpA, (3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)(c)		100	112,038
Rossini SARL(c)
6.75%, 12/31/29		100	117,048
(3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)		101	113,387
UniCredit SpA(a)
(3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(c)		150	173,469
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)	USD	200	213,169
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR	100	113,624
			7,257,582
Security		Par (000)	Value
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(b)(m)	USD	78	$ 29,201
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(i)		93	93,503
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% Cash or 11.00% PIK), 10.50%, 11/25/28(i)		62	57,290
			179,994
Japan — 0.3%
East Japan Railway Co., 4.39%, 09/05/43(c)	EUR	196	236,099
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.95%), 2.31%, 07/20/32(a)	USD	514	445,961
Nomura Holdings, Inc., 5.10%, 07/03/25		200	200,327
Rakuten Group, Inc., 9.75%, 04/15/29(b)		200	218,250
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	200	226,526
4.00%, 09/19/29		150	160,978
3.88%, 07/06/32		300	306,750
5.75%, 07/08/32		113	127,684
Sumitomo Mitsui Financial Group, Inc., 5.56%, 07/09/34	USD	269	285,490
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		291	258,905
			2,466,970
Jersey — 0.0%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	196,255
10.38%, 03/31/29(c)	GBP	100	133,087
			329,342
Latvia — 0.0%
Air Baltic Corp. AS, 14.50%, 08/14/29(b)	EUR	161	202,067
Luxembourg — 0.3%
Altice Financing SA, 4.25%, 08/15/29(c)		150	133,995
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)	GBP	200	253,820
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	200	240,015
Heidelberg Materials Finance Luxembourg SA, 4.88%, 11/21/33(c)		700	849,745
INEOS Finance PLC, 6.38%, 04/15/29(c)		200	229,981
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	175	167,436
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	100	104,408
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)		100	114,571
Opus-Chartered Issuances SA, 2.50%, 07/04/25(a)(f)		22	24,587
Repsol Europe Finance SARL, 0.88%, 07/06/33(c)		900	824,321
			2,942,879
Macau — 0.0%
Sands China Ltd., 5.40%, 08/08/28	USD	200	201,500
Wynn Macau Ltd., 5.50%, 01/15/26(b)		200	198,562
			400,062
Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)		200	203,500
Mexico — 0.3%
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	157,500
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		400	415,500
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	100	111,593
Grupo Posadas SAB de CV, (4.00% Cash and 6.00% PIK), 8.00%, 12/30/27(c)(i)(n)	USD	206	188,047
Petroleos Mexicanos
6.50%, 03/13/27		1,380	1,351,710
8.75%, 06/02/29		155	157,459
5.95%, 01/28/31		46	39,694
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos (continued)
6.70%, 02/16/32	USD	51	$ 45,602
10.00%, 02/07/33		37	39,142
			2,506,247
Morocco — 0.1%
OCP SA, 6.75%, 05/02/34(b)		402	430,831
Netherlands — 1.3%
ABN AMRO Bank NV(c)
3.00%, 06/01/32	EUR	700	763,681
(3-mo. EURIBOR + 0.60%), 4.29%, 01/15/27(a)		600	672,398
Boels Topholding BV, 5.75%, 05/15/30(c)		144	164,734
Cooperatieve Rabobank UA(a)(c)
(1-year UK Government Bond + 1.05%), 1.88%, 07/12/28	GBP	100	124,174
(3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29	EUR	1,400	1,621,649
IMCD NV(c)
2.13%, 03/31/27		613	664,066
4.88%, 09/18/28		490	574,619
3.63%, 04/30/30		890	992,994
ING Groep NV(c)
3.00%, 02/18/26	GBP	100	130,445
(3-mo. EURIBOR + 1.39%), 3.50%, 09/03/30(a)	EUR	700	788,455
(3-mo. EURIBOR + 1.60%), 4.50%, 05/23/29(a)		1,400	1,628,746
Nobian Finance BV, 3.63%, 07/15/26(c)		105	115,718
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(c)		100	114,387
Q-Park Holding I BV(c)
5.13%, 03/01/29		100	114,482
5.13%, 02/15/30		215	244,114
REWE International Finance BV, 4.88%, 09/13/30(c)		500	595,701
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 05/09/29	USD	233	230,670
Titan Holdings II BV, 5.13%, 07/15/29(c)	EUR	100	112,985
Viterra Finance BV, 0.38%, 09/24/25(c)		100	108,178
VZ Secured Financing BV
3.50%, 01/15/32(c)		270	277,026
5.00%, 01/15/32(b)	USD	201	184,969
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)	EUR	170	174,823
Wintershall Dea Finance BV, 10/03/32(c)(d)		230	257,074
			10,656,088
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	200	158,812
Peru(b) — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29		200	186,250
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		50	53,390
Volcan Cia Minera SAA, 8.75%, 01/24/30		36	31,045
			270,685
Portugal(a)(c) — 0.1%
EDP SA
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	109,315
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	214,534
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		200	223,190
			547,039
Romania — 0.0%
RCS & RDS SA, 3.25%, 02/05/28(c)		100	106,779
Security		Par (000)	Value
Slovenia(c) — 0.0%
United Group BV
3.13%, 02/15/26	EUR	100	$ 109,813
6.75%, 02/15/31		100	115,489
(3-mo. EURIBOR + 4.25%), 7.79%, 02/15/31(a)		100	111,037
			336,339
South Africa — 0.3%
Anglo American Capital PLC
4.00%, 09/11/27(b)	USD	1,818	1,789,875
4.13%, 03/15/32(c)	EUR	400	456,623
			2,246,498
South Korea — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27(b)	USD	200	205,080
Spain(c) — 0.5%
Amadeus IT Group SA, 2.88%, 05/20/27	EUR	100	111,523
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)		100	112,772
Banco de Sabadell SA(a)
(1-year EUR Swap + 1.60%), 4.00%, 01/15/30		300	345,827
(1-year EURIBOR ICE Swap + 2.40%), 5.50%, 09/08/29		300	360,854
(5-year EUR Swap + 2.20%), 2.00%, 01/17/30		100	110,614
Banco Santander SA(a)
(1-year EUR Swap + 1.15%), 3.50%, 01/09/30		600	680,903
(1-year UK Government Bond + 1.80%), 3.13%, 10/06/26	GBP	100	131,059
Bankinter SA(a)
(5-year EUR Swap + 6.71%), 6.25%(k)	EUR	200	224,914
(5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34		100	114,370
Cellnex Finance Co. SA, 2.00%, 02/15/33		100	98,619
Cellnex Telecom SA(h)
Series CLNX, 2.13%, 08/11/30		400	472,489
Series CLNX, 0.75%, 11/20/31		100	97,993
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.14%, 07/31/28(a)		100	112,433
Iberdrola Finanzas SA, 3.38%, 09/30/35		600	663,475
Lorca Telecom Bondco SA
4.00%, 09/18/27		100	110,606
5.75%, 04/30/29		168	195,194
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	178,788
			4,122,433
Sweden — 0.2%
Balder Finland OYJ, 1.00%, 01/20/29(c)	EUR	100	98,756
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		136	140,066
Stena International SA, 7.25%, 01/15/31(b)	USD	200	210,167
Svenska Handelsbanken AB, (3-mo. EURIBOR + 0.45%), 3.92%, 03/08/27(a)(c)	EUR	600	669,837
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	100	124,580
Volvo Treasury AB, (3-mo. EURIBOR + 0.38%), 3.92%, 05/22/26(a)(c)	EUR	100	111,471
			1,354,877
Switzerland — 0.5%
ABB Finance BV, 3.38%, 01/15/34(c)		680	771,977
Credit Suisse USA LLC, 7.13%, 07/15/32	USD	931	1,074,672
Dufry One BV, 4.75%, 04/18/31(c)	EUR	100	115,012
UBS Group AG
3.75%, 03/26/25	USD	462	459,590
(1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)		500	450,877
(1-day SOFR + 3.73%), 4.19%, 04/01/31(a)(b)		500	488,332

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Switzerland (continued)
UBS Group AG (continued)
(1-year CMT + 2.20%), 5.96%, 01/12/34(a)(b)	USD	753	$ 805,214
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
9.50%, 06/01/28		40	39,096
6.38%, 02/01/30		6	5,155
			4,209,925
Thailand — 0.1%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)		200	205,380
5.50%, 09/21/33(b)		200	207,494
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		200	185,214
(5-year CMT + 4.73%), 5.00%(a)(c)(k)		200	197,600
			795,688
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(c)	EUR	582	486,172
7.63%, 11/08/28(b)	USD	415	338,225
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(c)		200	179,500
			1,003,897
United Arab Emirates — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(c)		200	206,575
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(k)		400	399,400
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)		262	241,040
			847,015
United Kingdom — 2.6%
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	100	116,463
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)		151	170,397
Astrazeneca Finance LLC, 2.25%, 05/28/31	USD	146	129,459
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		131	130,541
Barclays PLC
3.00%, 05/08/26(c)	GBP	100	129,827
3.25%, 02/12/27(c)		100	128,666
(1-day SOFR + 1.74%), 5.69%, 03/12/30(a)	USD	483	502,439
(1-day SOFR + 2.62%), 6.69%, 09/13/34(a)		410	455,943
(1-day SOFR + 2.98%), 6.22%, 05/09/34(a)		282	303,817
(1-year EUR Swap + 1.00%), 1.11%, 05/12/32(a)(c)	EUR	1,025	981,914
(1-year EUR Swap + 1.75%), 4.92%, 08/08/30(a)(c)		1,181	1,405,802
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(c)		400	492,399
(1-year GBP Swap + 2.55%), 7.09%, 11/06/29(a)(c)	GBP	870	1,243,392
(3-mo. EURIBOR + 0.80%), 4.32%, 05/08/28(a)(c)	EUR	500	557,846
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(c)	GBP	123	156,237
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)		250	330,801
British Telecommunications PLC, 4.25%, 01/06/33(c)	EUR	758	896,634
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	100	138,241
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	400	400,000
CPUK Finance Ltd., 4.50%, 08/28/27(c)	GBP	100	125,673
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	100	108,081
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	200	265,385
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	200	204,288
Heathrow Finance PLC(c)
3.88%, 03/01/27(n)	GBP	100	127,010
4.13%, 09/01/29(n)		130	159,030
6.63%, 03/01/31		100	133,808
HSBC Holdings PLC(a)
(1-year GBP Swap + 1.77%), 3.00%, 05/29/30		424	518,610
(3-mo. EURIBOR + 1.00%), 4.44%, 09/24/26(c)	EUR	300	336,246
Security		Par (000)	Value
United Kingdom (continued)
HSBC Holdings PLC(a) (continued)
(3-mo. EURIBOR + 1.29%), 4.75%, 03/10/28(c)	EUR	134	$ 155,117
(3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27	GBP	1,602	2,024,409
(3-mo. LIBOR GBP + 2.12%), 6.80%, 09/14/31		630	911,475
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)	EUR	141	166,156
Informa PLC, 3.13%, 07/05/26(c)	GBP	100	129,389
Jerrold Finco PLC, 5.25%, 01/15/27(c)		100	131,522
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		100	133,520
Magellan Capital Holdings Ltd., (1-year CMT + 4.23%), 8.38%, 07/08/29(a)(c)	USD	200	203,696
Market Bidco Finco PLC, 5.50%, 11/04/27(c)	GBP	200	252,051
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(k)		100	121,382
Motability Operations Group PLC, 3.88%, 01/24/34(c)	EUR	872	999,201
Motion Finco SARL, 7.38%, 06/15/30(c)		200	225,268
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	130,777
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	130,076
Pinewood Finco PLC, 6.00%, 03/27/30(c)		155	207,805
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		200	285,105
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	131,755
SCC Power PLC(b)(i)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	363	137,483
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		194	27,157
Standard Chartered PLC, (1-year EUR Swap + 0.85%), 0.80%, 11/17/29(a)(c)	EUR	1,869	1,886,955
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(c)	GBP	100	102,898
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)	USD	928	941,502
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	300	370,542
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(c)		307	354,008
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	19	17,223
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80(c)	EUR	500	518,608
Zegona Finance PLC, 8.63%, 07/15/29(b)	USD	273	291,428
			21,635,457
United States — 19.4%
AbbVie, Inc.
3.20%, 11/21/29		1,845	1,764,377
4.95%, 03/15/31		353	367,046
5.05%, 03/15/34		100	104,452
5.40%, 03/15/54		25	26,509
Adient Global Holdings Ltd., 8.25%, 04/15/31(b)		188	199,468
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 02/15/30(b)		117	115,112
Allegiant Travel Co., 7.25%, 08/15/27(b)		88	87,251
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		86	87,848
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		71	71,153
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(c)
3.63%, 06/01/28	EUR	200	209,550
4.88%, 06/01/28	GBP	200	246,122
Amazon.com, Inc.
4.70%, 12/01/32	USD	131	136,185
3.95%, 04/13/52		193	167,757
4.10%, 04/13/62		278	240,020
AMC Networks, Inc.
10.25%, 01/15/29(b)		113	116,124
4.25%, 02/15/29		338	244,455
Amentum Escrow Corp., 7.25%, 08/01/32(b)		45	46,963
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	USD	64	$ 59,766
Series 2019-1, Class B, 3.85%, 08/15/29		54	51,294
American Airlines, Inc., 8.50%, 05/15/29(b)		100	106,101
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		128	127,788
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		147	134,965
American Express Co.(a)
(1-day SOFR + 0.93%), 5.04%, 07/26/28		380	388,257
(1-day SOFR + 1.76%), 4.42%, 08/03/33		133	131,883
American International Group, Inc.
3.40%, 06/30/30		83	78,460
5.13%, 03/27/33		77	79,352
American Tower Corp.
0.88%, 05/21/29	EUR	723	726,897
2.10%, 06/15/30	USD	422	371,672
2.70%, 04/15/31		203	181,214
4.05%, 03/15/32		616	591,511
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	100	136,168
3.00%, 02/22/29	USD	2,586	2,470,200
5.25%, 03/02/30		1,049	1,094,537
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)		36	37,260
Aon North America, Inc., 5.75%, 03/01/54		80	84,747
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)		2	2,010
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	100	101,096
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)		100	96,221
4.13%, 08/15/26(b)	USD	804	724,762
Asbury Automotive Group, Inc.
4.50%, 03/01/28		100	97,346
4.63%, 11/15/29(b)		8	7,630
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
8.25%, 12/31/28		131	134,206
5.88%, 06/30/29		6	5,927
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		37	35,518
4.63%, 04/01/30		97	92,935
AT&T, Inc.
1.70%, 03/25/26		451	434,118
2.90%, 12/04/26	GBP	100	128,890
5.50%, 03/15/27(c)		200	271,543
5.40%, 02/15/34	USD	871	913,916
3.65%, 06/01/51		698	535,247
3.65%, 09/15/59		569	412,841
ATI, Inc., 7.25%, 08/15/30		210	223,616
Avantor Funding, Inc.
3.88%, 07/15/28(c)	EUR	100	110,854
3.88%, 11/01/29(b)	USD	160	151,387
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
4.75%, 04/01/28		8	7,523
5.38%, 03/01/29		126	117,772
Ball Corp.
6.00%, 06/15/29		111	114,874
3.13%, 09/15/31		106	94,126
Baltimore Gas and Electric Co., 5.40%, 06/01/53		525	544,011
Security		Par (000)	Value
United States (continued)
Bank of America Corp.
4.13%, 06/12/28(c)	EUR	1,606	$ 1,857,975
(1-day SOFR + 1.21%), 2.57%, 10/20/32(a)	USD	356	312,153
(1-day SOFR + 1.22%), 2.30%, 07/21/32(a)		126	109,072
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	72,539
(1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		1,078	928,848
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		1,837	1,888,817
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)		443	441,833
(3-mo. EURIBOR + 0.94%), 0.65%, 10/26/31(a)(c)	EUR	1,502	1,436,861
(3-mo. EURIBOR + 0.95%), 1.10%, 05/24/32(a)(c)		343	332,100
(3-mo. EURIBOR + 1.00%), 4.46%, 09/22/26(a)(c)		600	672,665
(3-mo. EURIBOR + 1.20%), 2.82%, 04/27/33(a)(c)		674	722,633
Bath & Body Works, Inc., 6.63%, 10/01/30(b)	USD	136	138,644
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		100	105,750
Belden, Inc., 3.88%, 03/15/28(c)	EUR	100	110,293
BG Energy Capital PLC(c)
5.13%, 12/01/25	GBP	133	178,071
2.25%, 11/21/29	EUR	985	1,058,175
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	111	112,455
Block, Inc., 3.50%, 06/01/31		159	144,984
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)		111	116,483
Boyd Gaming Corp., 4.75%, 12/01/27		172	170,054
BP Capital Markets BV, 4.32%, 05/12/35(c)	EUR	419	494,532
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	115	123,148
Bristol-Myers Squibb Co., 5.10%, 02/22/31		280	293,192
Broadcom, Inc.
4.15%, 11/15/30		169	166,890
2.45%, 02/15/31(b)		396	350,926
4.15%, 04/15/32(b)		166	161,052
4.30%, 11/15/32		388	381,109
3.47%, 04/15/34(b)		278	250,338
3.14%, 11/15/35(b)		490	419,016
Buckeye Partners LP, 4.50%, 03/01/28(b)		111	107,649
Builders FirstSource, Inc., 6.38%, 06/15/32(b)		33	34,208
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51		362	260,846
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)		271	257,780
California Resources Corp., 8.25%, 06/15/29(b)		97	98,851
Calpine Corp.(b)
5.13%, 03/15/28		135	133,123
4.63%, 02/01/29		125	120,730
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		210	206,400
Cameron LNG LLC, 3.30%, 01/15/35(b)		369	318,448
Capital One Financial Corp., (1-day SOFR + 3.07%), 7.62%, 10/30/31(a)		257	292,089
Carnival PLC, 1.00%, 10/28/29	EUR	130	125,618
Carrier Global Corp., 4.13%, 05/29/28		2,096	2,418,485
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(b)	USD	151	150,252
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)		25	24,605
5.38%, 06/01/29(b)		120	115,643
4.75%, 03/01/30(b)		99	91,064
4.50%, 08/15/30(b)		99	89,741
4.25%, 02/01/31(b)		205	180,755
4.50%, 05/01/32		25	21,616
4.50%, 06/01/33(b)		130	110,400
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29		100	98,254

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op (continued)
5.38%, 04/15/27	USD	100	$ 99,718
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		139	144,572
Champions Financing, Inc., 8.75%, 02/15/29(b)		26	26,482
Charles River Laboratories International, Inc., 3.75%, 03/15/29(b)		108	101,658
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		431	430,295
4.40%, 04/01/33		86	78,679
3.90%, 06/01/52		1,099	720,553
4.40%, 12/01/61		300	204,066
Chemours Co.
4.00%, 05/15/26	EUR	200	221,283
4.63%, 11/15/29(b)	USD	147	131,641
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		110	110,563
Churchill Downs, Inc.(b)
5.50%, 04/01/27		150	149,435
6.75%, 05/01/31		100	103,266
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	126,297
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)	USD	157	137,991
(1-day SOFR + 1.18%), 2.52%, 11/03/32(a)		145	125,848
(1-day SOFR + 1.35%), 3.06%, 01/25/33(a)		1,042	930,682
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)		135	138,678
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		166	149,386
Civitas Resources, Inc.(b)
5.00%, 10/15/26		262	259,085
8.38%, 07/01/28		141	146,565
8.63%, 11/01/30		100	105,948
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		13	12,995
6.75%, 05/15/28		25	25,769
Clear Channel Outdoor Holdings, Inc.(b)
9.00%, 09/15/28		59	62,724
7.88%, 04/01/30		130	135,940
Cleveland-Cliffs, Inc., 6.75%, 04/15/30(b)		44	44,741
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		141	140,290
9.00%, 09/30/29		72	73,268
8.25%, 06/30/32		162	169,338
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		108	109,668
CNX Resources Corp., 7.38%, 01/15/31(b)		116	121,217
Coca-Cola Co., 5.20%, 01/14/55		131	137,445
Comcast Corp.
2.65%, 02/01/30		373	345,172
1.50%, 02/15/31		697	588,089
5.50%, 11/15/32		259	277,293
4.25%, 01/15/33		151	148,524
3.55%, 09/26/36	EUR	730	817,078
2.89%, 11/01/51	USD	396	266,099
2.94%, 11/01/56		360	235,279
2.99%, 11/01/63		14	8,881
CommScope Technologies LLC, 6.00%, 06/15/25(b)		79	76,433
Comstock Resources, Inc.(b)
6.75%, 03/01/29		2	1,953
5.88%, 01/15/30		127	118,756
Constellium SE, 5.38%, 08/15/32(c)	EUR	109	124,852
Crescent Energy Finance LLC, 7.63%, 04/01/32(b)	USD	102	102,032
Security		Par (000)	Value
United States (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	100	$ 98,419
Crown Castle, Inc.
2.25%, 01/15/31		324	280,947
2.10%, 04/01/31		429	366,943
Crown European Holdings SACA, 3.38%, 05/15/25(c)	EUR	100	111,027
CSC Holdings LLC(b)
11.25%, 05/15/28	USD	200	193,063
11.75%, 01/31/29		200	193,318
CSX Corp.
4.10%, 11/15/32		221	217,414
5.20%, 11/15/33		102	107,548
CVS Health Corp., 5.63%, 02/21/53		297	293,085
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	200	236,985
Delta Air Lines, Inc.
7.38%, 01/15/26	USD	180	185,178
4.38%, 04/19/28		181	179,222
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		11	10,800
DISH DBS Corp., 5.88%, 11/15/24		472	469,267
DISH Network Corp.(h)
0.00%, 12/15/25(m)		184	159,171
3.38%, 08/15/26		72	57,770
Duke Energy Corp.
3.75%, 04/01/31	EUR	680	765,281
3.85%, 06/15/34		600	671,291
Eaton Capital UnLtd Co., 3.60%, 05/21/31(c)		410	470,388
Edison International, 6.95%, 11/15/29	USD	987	1,087,897
Elevance Health, Inc., 5.13%, 02/15/53		268	262,972
Eli Lilly & Co., 5.20%, 08/14/64		50	51,604
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(c)	EUR	108	126,104
6.63%, 12/15/30(b)	USD	125	128,887
Encompass Health Corp.
4.50%, 02/01/28		133	130,542
4.75%, 02/01/30		100	97,742
Encore Capital Group, Inc., 4.88%, 10/15/25(c)	EUR	100	111,369
Energizer Holdings, Inc.(b)
4.75%, 06/15/28	USD	109	105,768
4.38%, 03/31/29		29	27,463
Entegris, Inc., 4.75%, 04/15/29(b)		351	345,893
EQM Midstream Partners LP(b)
6.38%, 04/01/29		153	157,975
7.50%, 06/01/30		40	43,929
Equinix, Inc., 3.90%, 04/15/32		527	504,630
EquipmentShare.com, Inc., 9.00%, 05/15/28(b)		382	398,912
Exelon Corp., 4.10%, 03/15/52		364	300,578
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	268,686
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)		215	201,195
FirstEnergy Transmission LLC(b)
5.00%, 01/15/35		125	126,916
4.55%, 04/01/49		318	286,026
Fiserv, Inc.
5.60%, 03/02/33		60	63,541
5.63%, 08/21/33		144	152,533
Florida Power & Light Co.
2.88%, 12/04/51		1,309	906,095
5.60%, 06/15/54		95	103,601
Ford Motor Credit Co. LLC
6.86%, 06/05/26	GBP	108	147,080
6.13%, 03/08/34	USD	200	202,499
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Freed Corp., 12.00%, 11/30/28(b)(f)	USD	2,314	$ 2,351,634
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		15	16,386
12.25%, 10/01/30		168	188,152
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		17	17,671
FreeWire Technologies, Inc., (6.00% PIK), 6.00%, 02/20/28(f)(i)		380	—
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		157	155,584
8.75%, 05/15/30		96	102,304
Full House Resorts, Inc., 8.25%, 02/15/28(b)		50	50,074
General Motors Financial Co., Inc.
5.60%, 06/18/31		205	210,494
6.10%, 01/07/34		73	76,029
GFL Environmental, Inc., 4.00%, 08/01/28(b)		265	254,504
Gilead Sciences, Inc., 2.80%, 10/01/50		459	312,166
Global Payments, Inc., 2.15%, 01/15/27		1,138	1,084,641
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		103	96,642
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	72,158
4.00%, 09/21/29(c)	EUR	2,489	2,895,579
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)	USD	145	124,036
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		406	416,587
(1-day SOFR + 1.25%), 2.38%, 07/21/32(a)		240	208,140
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		649	570,192
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		400	420,381
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		389	343,765
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		905	814,258
(1-day SOFR + 1.55%), 5.85%, 04/25/35(a)		449	482,449
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		546	565,592
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		1,042	1,122,066
(1-year UK Government Bond + 1.95%), 3.63%, 10/29/29(a)(c)	GBP	696	890,300
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR	147	148,094
Goodyear Tire & Rubber Co.
5.00%, 07/15/29	USD	29	26,672
5.63%, 04/30/33		100	88,233
Graphic Packaging International LLC, 3.50%, 03/15/28(b)		100	95,230
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)		111	104,212
Hanesbrands, Inc.(b)
4.88%, 05/15/26		217	215,098
9.00%, 02/15/31		100	107,940
HCA, Inc.
3.50%, 09/01/30		784	738,822
3.63%, 03/15/32		970	896,973
5.45%, 09/15/34		188	193,441
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(c)
7.88%, 05/01/29	EUR	100	113,243
Series SEPT, 7.88%, 05/01/29		126	142,687
Hertz Corp., 5.00%, 12/01/29(b)	USD	31	20,479
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
5.75%, 02/01/29		100	97,284
8.38%, 11/01/33		34	36,655
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31		23	21,506
3.63%, 02/15/32		192	173,457
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29		25	23,751
4.88%, 07/01/31		100	90,765
Security		Par (000)	Value
United States (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD	11	$ 10,967
Hologic, Inc., 3.25%, 02/15/29(b)		25	23,290
Home Depot, Inc.
2.95%, 06/15/29		230	219,598
5.30%, 06/25/54		35	36,784
5.40%, 06/25/64		20	21,176
Honeywell International, Inc., 3.75%, 05/17/32	EUR	520	598,981
Howard Hughes Corp.(b)
5.38%, 08/01/28	USD	23	22,662
4.38%, 02/01/31		100	91,664
Humana, Inc., 5.38%, 04/15/31		240	248,588
Illinois Tool Works, Inc., 3.38%, 05/17/32	EUR	490	558,272
Iron Mountain, Inc.(b)
7.00%, 02/15/29	USD	48	50,031
4.50%, 02/15/31		92	87,271
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)		100	96,252
John Deere Capital Corp., 3.45%, 07/16/32(c)	EUR	290	330,861
JPMorgan Chase & Co.(a)
(1-day SOFR + 0.93%), 4.98%, 07/22/28	USD	125	127,438
(1-day SOFR + 1.16%), 2.30%, 10/15/25		178	177,782
(1-day SOFR + 1.18%), 2.55%, 11/08/32		351	308,755
(1-day SOFR + 1.31%), 5.01%, 01/23/30		182	186,660
(1-day SOFR + 1.33%), 6.07%, 10/22/27		140	145,096
(1-day SOFR + 1.46%), 5.29%, 07/22/35		705	735,268
(1-day SOFR + 1.49%), 5.77%, 04/22/35		645	695,063
(1-day SOFR + 1.57%), 6.09%, 10/23/29		853	909,325
(1-day SOFR + 1.62%), 5.34%, 01/23/35		20	20,905
(1-day SOFR + 1.75%), 4.57%, 06/14/30		602	607,422
(1-day SOFR + 1.80%), 4.59%, 04/26/33		785	785,166
(1-day SOFR + 1.81%), 6.25%, 10/23/34		997	1,108,855
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31		225	193,406
(3-mo. EURIBOR + 0.98%), 3.76%, 03/21/34(c)	EUR	550	628,731
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(c)		1,470	1,749,364
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	100	130,502
KLA Corp., 5.25%, 07/15/62	USD	250	257,247
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	132,151
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	105	127,106
LABL, Inc., 5.88%, 11/01/28(b)	USD	200	187,309
Lamar Media Corp.
3.75%, 02/15/28		15	14,389
4.88%, 01/15/29		149	147,190
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		100	99,353
Landsea Homes Corp., 11.00%, 07/17/28(f)		1,692	1,848,510
Lessen, Inc., 13.09%, 01/05/28(b)(f)(l)		795	742,948
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		93	81,912
10.50%, 04/15/29		100	109,005
10.50%, 05/15/30		100	107,625
10.00%, 10/15/32		443	423,082
LGI Homes, Inc., 8.75%, 12/15/28(b)		131	140,290
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		116	120,016
7.50%, 09/01/31		137	143,697
Lithia Motors, Inc.(b)
3.88%, 06/01/29		10	9,332
4.38%, 01/15/31		31	28,847
Live Nation Entertainment, Inc.(b)
6.50%, 05/15/27		13	13,260
4.75%, 10/15/27		122	120,275
Lowe’s Cos., Inc.
4.25%, 04/01/52		173	146,470

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Lowe’s Cos., Inc. (continued)
5.63%, 04/15/53	USD	264	$ 274,789
5.75%, 07/01/53		100	105,517
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		4	3,948
Marriott International, Inc., 5.45%, 09/15/26		175	179,293
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		68	45,752
5.45%, 03/15/53		297	308,825
Match Group Holdings II LLC, 3.63%, 10/01/31(b)		115	102,983
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		303	313,053
McDonald’s Corp., 4.13%, 11/28/35(c)	EUR	360	420,895
Medline Borrower LP(b)
3.88%, 04/01/29	USD	25	23,669
5.25%, 10/01/29		309	303,185
Medtronic Global Holdings SCA, 4.50%, 03/30/33		161	161,897
Medtronic, Inc., 3.88%, 10/15/36	EUR	410	475,441
Meta Platforms, Inc.
4.80%, 05/15/30	USD	468	486,822
3.85%, 08/15/32		81	78,741
4.95%, 05/15/33		74	77,674
4.65%, 08/15/62		187	174,103
5.75%, 05/15/63		115	126,054
MGM Resorts International
4.75%, 10/15/28		25	24,500
6.50%, 04/15/32		113	115,151
MicroStrategy, Inc., 0.63%, 09/15/28(b)(h)		135	162,338
MidAmerican Energy Co., 5.30%, 02/01/55		50	51,680
Molina Healthcare, Inc., 3.88%, 05/15/32(b)		109	99,684
Moody’s Corp.
1.75%, 03/09/27	EUR	1,100	1,193,161
0.95%, 02/25/30		250	251,961
3.10%, 11/29/61	USD	169	111,948
Morgan Stanley
1.88%, 04/27/27	EUR	800	867,963
(1-day SOFR + 1.02%), 1.93%, 04/28/32(a)	USD	269	228,232
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		516	436,781
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		766	701,573
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		199	173,706
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)		863	886,842
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		105	110,451
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		472	421,612
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		941	1,010,771
(1-day SOFR + 1.59%), 5.16%, 04/20/29(a)		122	125,399
(1-day SOFR + 1.63%), 5.45%, 07/20/29(a)		623	647,358
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)		280	289,181
(1-day SOFR + 1.88%), 5.42%, 07/21/34(a)		27	28,157
(1-day SOFR + 2.05%), 6.63%, 11/01/34(a)		229	259,009
(3-mo. EURIBOR + 0.65%), 4.13%, 03/19/27(a)	EUR	300	335,024
(3-mo. EURIBOR + 0.72%), 0.50%, 02/07/31(a)		1,661	1,599,944
(3-mo. EURIBOR + 1.24%), 3.96%, 03/21/35(a)		502	574,611
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29(a)		1,142	1,335,820
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28(a)		1,800	2,113,835
MSD Netherlands Capital BV, 3.75%, 05/30/54		150	165,933
Murphy Oil USA, Inc., 3.75%, 02/15/31(b)	USD	10	9,011
Nasdaq, Inc., 6.10%, 06/28/63		160	176,196
National Grid North America, Inc., 4.67%, 09/12/33(c)	EUR	426	508,360
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26	USD	134	133,350
6.00%, 01/15/27		125	125,014
5.50%, 08/15/28		115	113,842
5.13%, 12/15/30		101	96,889
5.75%, 11/15/31		48	47,019
Security		Par (000)	Value
United States (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued)
7.13%, 02/01/32	USD	100	$ 104,435
NCL Corp. Ltd.(b)
8.38%, 02/01/28		144	151,221
8.13%, 01/15/29		51	54,529
NCR Atleos Corp., 9.50%, 04/01/29(b)		100	110,087
NCR Voyix Corp., 5.00%, 10/01/28(b)		221	216,913
Nestle Finance International Ltd.(c)
3.38%, 11/15/34	EUR	800	922,439
3.25%, 01/23/37		310	346,398
New Generation Gas Bond, 10.34%, 09/30/29(a)(b)		238	237,838
New York Life Global Funding, Class F4, 4.35%, 09/16/25(c)	GBP	150	199,517
Newell Brands, Inc.
5.70%, 04/01/26	USD	25	25,061
6.38%, 09/15/27		19	19,217
6.63%, 09/15/29		6	6,075
Nexstar Media, Inc.(b)
5.63%, 07/15/27		100	99,053
4.75%, 11/01/28		104	99,366
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/30		110	98,319
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)		100	102,535
Nordstrom, Inc., 4.25%, 08/01/31		33	29,067
Norfolk Southern Corp.
2.55%, 11/01/29		213	197,038
5.05%, 08/01/30		294	306,019
3.00%, 03/15/32		122	111,151
4.45%, 03/01/33		255	254,290
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		149	150,081
Novelis Corp.(b)
4.75%, 01/30/30		107	103,737
3.88%, 08/15/31		13	11,884
NRG Energy, Inc.(b)
3.38%, 02/15/29		29	27,033
4.45%, 06/15/29		40	39,088
3.63%, 02/15/31		48	43,494
NuStar Logistics LP, 6.38%, 10/01/30		6	6,226
NVIDIA Corp., 2.00%, 06/15/31		145	128,173
Ohio Power Co., 5.00%, 06/01/33		469	477,141
OI European Group BV, 6.25%, 05/15/28(c)	EUR	171	198,249
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	USD	201	191,933
9.63%, 11/15/28(c)	EUR	300	358,268
9.75%, 11/15/28(b)	USD	259	276,420
ONE Gas, Inc., 2.00%, 05/15/30		35	31,063
Oracle Corp.
2.50%, 04/01/25		517	511,036
2.95%, 04/01/30		844	784,814
6.25%, 11/09/32		474	524,484
4.90%, 02/06/33		79	80,463
4.10%, 03/25/61		225	176,976
5.50%, 09/27/64		438	436,317
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.88%, 04/30/28(c)	EUR	100	106,796
5.13%, 04/30/31(b)	USD	200	188,424
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		100	99,430
4.25%, 01/15/29		93	88,550
4.63%, 03/15/30		78	74,115
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		120	123,280
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Pacific Gas and Electric Co.
6.10%, 01/15/29	USD	468	$ 494,110
4.55%, 07/01/30		869	862,287
2.50%, 02/01/31		91	79,730
3.25%, 06/01/31		87	79,211
5.90%, 10/01/54		145	150,184
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(b)		133	127,393
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		128	134,260
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(b)
5.88%, 10/01/28		107	106,828
4.88%, 05/15/29		218	211,519
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		21	21,632
PECO Energy Co.
2.85%, 09/15/51		343	232,352
4.38%, 08/15/52		290	260,881
5.25%, 09/15/54		80	82,679
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		76	81,040
7.13%, 11/15/30		100	103,544
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 01/12/27(b)		225	229,294
Performance Food Group, Inc.(b)
5.50%, 10/15/27		105	104,702
4.25%, 08/01/29		131	124,574
Permian Resources Operating LLC(b)
8.00%, 04/15/27		180	185,330
5.88%, 07/01/29		62	61,942
7.00%, 01/15/32		212	220,551
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		245	253,439
5.34%, 05/19/63		874	897,828
PG&E Corp., 5.00%, 07/01/28		105	104,082
Pilgrim’s Pride Corp.
4.25%, 04/15/31		173	164,402
6.25%, 07/01/33		344	364,971
PNC Financial Services Group, Inc., (1-day SOFR + 1.90%), 5.68%, 01/22/35(a)		25	26,503
Post Holdings, Inc.(b)
5.50%, 12/15/29		158	156,854
4.63%, 04/15/30		25	23,922
4.50%, 09/15/31		48	44,842
PRA Group, Inc., 8.88%, 01/31/30(b)		100	104,157
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		307	307,083
Prologis LP, 5.13%, 01/15/34		604	624,482
Public Service Electric and Gas Co.
3.10%, 03/15/32		254	233,594
5.20%, 08/01/33		446	469,631
QUALCOMM, Inc., 4.50%, 05/20/52		204	187,846
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	48,950
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(b)		112	108,369
Roche Holdings, Inc., 2.08%, 12/13/31(b)		235	202,996
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/29(b)		141	132,579
RTX Corp., 2.15%, 05/18/30	EUR	2,288	2,389,565
Ryder System, Inc., 5.25%, 06/01/28	USD	746	769,914
S&P Global, Inc.
2.30%, 08/15/60		121	68,898
3.90%, 03/01/62		19	15,412
Security		Par (000)	Value
United States (continued)
Sabre GLBL, Inc., 11.25%, 12/15/27(b)	USD	100	$ 103,766
Salesforce, Inc., 1.95%, 07/15/31		93	80,742
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30		584	505,258
Series XXX, 3.00%, 03/15/32		171	155,730
SBA Communications Corp., 3.13%, 02/01/29		144	133,098
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(c)	EUR	150	180,209
Scotts Miracle-Gro Co.
4.50%, 10/15/29	USD	100	96,160
4.38%, 02/01/32		10	9,267
Sealed Air Corp., 5.00%, 04/15/29(b)		100	98,487
Sensata Technologies, Inc., 3.75%, 02/15/31(b)		11	10,071
Service Corp. International
3.38%, 08/15/30		100	90,629
4.00%, 05/15/31		11	10,179
Service Properties Trust
3.95%, 01/15/28		13	11,244
8.38%, 06/15/29		460	459,483
4.38%, 02/15/30		255	193,020
8.88%, 06/15/32		499	476,653
Shell International Finance BV, 2.75%, 04/06/30		429	399,557
Sirius XM Radio, Inc.(b)
4.00%, 07/15/28		72	67,928
5.50%, 07/01/29		25	24,423
4.13%, 07/01/30		17	15,417
3.88%, 09/01/31		199	173,383
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		106	110,887
Six Flags Entertainment Corp.(b)
5.50%, 04/15/27		100	99,375
7.25%, 05/15/31		140	145,001
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		109	117,578
Sonder Bridge Notes, (14.36% PIK), 14.36%, 12/10/27(f)(i)(l)		115	114,042
Sonder Secured Notes, (14.33% PIK), 14.33%, 12/10/26(a)(f)(i)		858	806,530
Southern California Edison Co.
5.65%, 10/01/28		475	499,145
5.95%, 11/01/32		716	779,244
5.20%, 06/01/34		390	404,240
Southwestern Energy Co., 5.38%, 02/01/29		136	135,542
Spirit AeroSystems, Inc., 9.75%, 11/15/30(b)		200	223,000
Sprint Capital Corp., 8.75%, 03/15/32		867	1,075,011
Standard Industries, Inc.(b)
4.38%, 07/15/30		11	10,412
3.38%, 01/15/31		191	170,150
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		100	104,856
Station Casinos LLC, 4.50%, 02/15/28(b)		104	100,425
Stem, Inc., 0.50%, 12/01/28(b)(h)		27	7,493
STL Holding Co. LLC, 8.75%, 02/15/29(b)		95	101,062
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		100	98,897
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		149	149,745
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(b)		113	109,404
Talos Production, Inc., 9.00%, 02/01/29(b)		100	102,966
TEGNA, Inc., 5.00%, 09/15/29		6	5,715
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		102	90,919
Tenet Healthcare Corp.
4.63%, 06/15/28		25	24,536
6.13%, 10/01/28		183	184,461
Tenneco, Inc., 8.00%, 11/17/28(b)		322	298,793

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Texas Instruments, Inc., 4.90%, 03/14/33	USD	70	$ 73,334
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28		90	82,599
2.00%, 10/15/31		147	127,458
T-Mobile U.S., Inc.
3.38%, 04/15/29		563	540,345
3.88%, 04/15/30		2,017	1,961,473
5.05%, 07/15/33		469	480,722
5.75%, 01/15/34		132	141,752
5.15%, 04/15/34		170	175,132
Toyota Motor Credit Corp.
4.55%, 08/09/29		265	269,256
4.80%, 01/05/34		250	254,914
TransDigm, Inc.
5.50%, 11/15/27		172	171,409
6.75%, 08/15/28(b)		72	74,109
4.63%, 01/15/29		196	189,265
4.88%, 05/01/29		100	97,362
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		55	56,651
Transocean, Inc., 8.25%, 05/15/29(b)		131	129,864
Travel & Leisure Co., 4.50%, 12/01/29(b)		102	96,662
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 4.35%, 05/21/28(a)	EUR	400	443,749
U.S. Foods, Inc.(b)
6.88%, 09/15/28	USD	25	26,057
7.25%, 01/15/32		27	28,575
Uber Technologies, Inc.
4.80%, 09/15/34		155	154,785
5.35%, 09/15/54		55	54,549
UKG, Inc., 6.88%, 02/01/31(b)		122	126,063
Union Pacific Corp.
3.84%, 03/20/60		213	170,185
2.97%, 09/16/62		128	82,698
5.15%, 01/20/63		175	176,463
3.85%, 02/14/72		121	93,960
United Airlines, Inc., 4.63%, 04/15/29(b)		177	170,992
United Rentals North America, Inc.
5.25%, 01/15/30		50	50,037
3.75%, 01/15/32		100	91,291
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		117	113,958
UnitedHealth Group, Inc.
5.30%, 02/15/30		353	372,238
2.90%, 05/15/50		900	630,412
6.05%, 02/15/63		245	277,378
5.75%, 07/15/64		50	53,975
Univision Communications, Inc.(b)
8.00%, 08/15/28		25	25,562
4.50%, 05/01/29		176	157,225
8.50%, 07/31/31		100	100,223
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		190	195,691
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(b)		63	66,040
Venture Global LNG, Inc.(b)
7.00%, 01/15/30		131	133,832
9.88%, 02/01/32		188	208,904
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		49	45,969
Security		Par (000)	Value
United States (continued)
Verizon Communications, Inc.
1.50%, 09/18/30	USD	678	$ 581,710
1.75%, 01/20/31		373	318,201
2.55%, 03/21/31		216	192,870
2.36%, 03/15/32		267	230,032
5.05%, 05/09/33		240	247,700
4.50%, 08/10/33		297	293,471
4.40%, 11/01/34		333	325,213
4.78%, 02/15/35(b)		2,404	2,400,548
2.88%, 11/20/50		121	82,059
3.55%, 03/22/51		105	81,309
2.99%, 10/30/56		124	81,334
3.70%, 03/22/61		113	85,519
Viasat, Inc.(b)
6.50%, 07/15/28		100	78,471
7.50%, 05/30/31		134	92,255
Viking Cruises Ltd.(b)
7.00%, 02/15/29		165	167,085
9.13%, 07/15/31		123	134,507
Vistra Operations Co. LLC(b)
5.00%, 07/31/27		25	24,878
7.75%, 10/15/31		25	26,915
6.88%, 04/15/32		105	110,452
Vital Energy, Inc., 9.75%, 10/15/30		100	106,853
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		134	108,712
Walt Disney Co.
2.00%, 09/01/29		384	349,070
3.80%, 03/22/30		201	197,751
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		100	105,350
Wayfair LLC, 10/31/29(b)(d)		40	40,978
Wells Fargo & Co.
1.63%, 06/02/25(c)	EUR	934	1,028,080
2.00%, 04/27/26(c)		135	147,899
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)	USD	1,140	1,177,153
(1-day SOFR + 1.74%), 5.57%, 07/25/29(a)		275	286,111
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		380	398,350
(1-day SOFR + 1.79%), 6.30%, 10/23/29(a)		1,037	1,109,543
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)		206	216,129
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		343	355,758
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		271	302,834
(3-mo. EURIBOR + 1.85%), 1.74%, 05/04/30(a)(c)	EUR	2,670	2,789,415
Westbay, 11.00%, 02/06/30(f)	USD	1,688	1,725,980
Western Digital Corp., 4.75%, 02/15/26		25	24,865
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		88	86,597
Williams Scotsman, Inc., 4.63%, 08/15/28(b)		100	97,196
WMG Acquisition Corp., 3.00%, 02/15/31(b)		123	109,056
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		100	98,799
Xerox Holdings Corp., 5.50%, 08/15/28(b)		125	106,725
XHR LP, 4.88%, 06/01/29(b)		25	23,962
Yum! Brands, Inc.
4.75%, 01/15/30(b)		102	100,799
3.63%, 03/15/31		50	46,172
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		218	194,989
			163,528,812
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Venezuela — 0.0%
Petroleos de Venezuela SA, 9.75%, 05/17/35(c)(e)(j)	USD	522	$ 60,030
Total Corporate Bonds — 32.8% (Cost: $265,320,385)			277,593,217
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(f)		728	764,148
Total Fixed Rate Loan Interests — 0.1% (Cost: $727,760)			764,148
Floating Rate Loan Interests(a)
Canada — 0.1%
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 08/20/31		240	239,899
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		240	239,467
			479,366
Cayman Islands — 0.0%
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR + 6.50%), 11.42%, 08/16/29		339	339,000
Colombia — 0.1%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.37%, 09/06/30(f)		450	462,915
Luxembourg — 0.0%
Euro Parfums Fze, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.42%, 09/01/28(f)		196	196,000
United States — 1.2%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(o)		273	271,976
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.75%, 12/30/27		65	65,655
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		812	772,150
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		415	413,176
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		257	256,772
Caesars Entertainment, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.60%, 02/06/31		499	498,124
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1- mo. CME Term SOFR + 3.18%), 8.02%, 04/13/29		415	412,613
Conair Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 8.71%, 05/17/28		48	43,506
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.37%, 09/29/28		238	237,305
Coreweave Compute Acquisition Co. II, LLC(f)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.05%, 05/16/29		258	254,147
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.65%, 07/30/28		1,286	1,284,756
CSC Holdings LLC, 2019 Term Loan B5, 04/15/27(o)		91	82,766
Security		Par (000)	Value
United States (continued)
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.20%, 12/21/28	USD	134	$ 128,900
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.96%, 08/02/27		82	82,129
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		463	463,864
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/10/28(f)		53	52,380
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/08/28(f)		532	523,798
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 11.20%, 12/29/27(f)		153	122,250
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 01/27/29		396	394,936
Flexsys Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 10.12%, 11/01/28		99	83,476
Green Plains Operating Co. LLC, Term Loan, (3 mo. CME Term SOFR at 0.00% Floor + 8.00%), 13.21%, 07/20/26(f)		485	491,750
Helios Service Partners LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 10.87%, 03/19/27(f)		101	100,594
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 10.46%, 10/25/28(f)		96	76,551
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(o)		616	611,121
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.71%, 10/04/28		79	78,626
Level 3 Financing Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		51	52,325
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/03/28		68	64,248
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/03/28		111	78,085
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29		74	48,100
Medline Borrower LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28		495	495,397
Montage Hotels & Resorts LLC, Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.66%, 02/16/29(f)		244	244,249
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.70%, 01/24/30		20	12,132
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		116	115,855
Orion Group Holdco LLC(f)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 11.37%, 03/19/27		19	19,211
2022 First A&R Amendment Incremental DDTL, (3- mo. CME Term SOFR at 1.00% Floor + 6.76%), 11.37%, 03/19/27		86	86,135

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Orion Group Holdco LLC(f) (continued)
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27	USD	154	$ 154,049
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.87%, 03/19/27		32	32,209
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		192	192,520
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		16	16,468
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		3	3,218
Project Montage, PIK Revolver, (Prime + 6.00%), 14.00%, 02/16/29(f)		14	13,764
Solaris Energy Infrastructure LLC, Term Loan, (Prime + 5.00%), 11.10%, 09/11/29		911	892,780
Vaco Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.10%), 9.95%, 01/21/29		157	154,296
			10,478,362
Total Floating Rate Loan Interests — 1.4% (Cost: $12,079,560)			11,955,643
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		51	33,514
4.75%, 07/09/35(n)		100	47,952
5.00%, 01/09/38(n)		63	32,918
4.88%, 07/09/41(n)		99	45,007
			159,391
Australia(c) — 0.0%
Australia Government Bond
Series 136, 4.75%, 04/21/27	AUD	220	156,522
Series 144, 3.75%, 04/21/37		80	53,410
Series 149, 2.25%, 05/21/28		90	59,514
			269,446
Austria(b)(c) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	590,062
1.50%, 02/20/47		222	186,835
			776,897
Belgium(b)(c) — 0.1%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47		351	286,247
Series 85, 0.80%, 06/22/28		855	904,020
			1,190,267
Brazil — 1.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25	BRL	11,931	2,183,103
Series F, 10.00%, 01/01/27		14,192	2,493,008
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,517,800
			8,193,911
Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	152,600
5.00%, 06/01/37		90	80,262
4.00%, 06/01/41		280	231,557
Security		Par (000)	Value
Canada (continued)
Canadian Government Bond (continued)
3.50%, 12/01/45	CAD	140	$ 109,602
2.75%, 12/01/48		210	145,243
2.00%, 12/01/51		2,650	1,550,244
			2,269,508
China — 7.5%
China Government Bond
1.67%, 06/15/26	CNY	127,370	18,243,018
2.05%, 04/15/29		141,710	20,383,519
2.68%, 05/21/30		12,080	1,781,257
3.02%, 05/27/31		105,780	16,020,064
2.88%, 02/25/33		15,000	2,261,939
3.19%, 04/15/53		21,580	3,613,243
2.94%, 10/17/24		8,500	1,213,060
3.25%, 11/22/28		100	15,164
			63,531,264
Colombia — 0.7%
Colombia Government International Bond
4.50%, 01/28/26	USD	200	197,825
8.00%, 11/14/35		420	447,090
Colombian TES
Series B, 5.75%, 11/03/27	COP	7,954,000	1,740,825
Series B, 6.00%, 04/28/28		15,731,700	3,397,694
Series B, 7.00%, 03/26/31		1,322,000	276,920
			6,060,354
Czech Republic — 0.4%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	18,230	781,451
Series 150, 5.00%, 09/30/30		33,700	1,609,747
Series 154, 4.50%, 11/11/32		21,820	1,021,110
			3,412,308
Denmark — 0.0%
Denmark Government Bond
1.75%, 11/15/25	DKK	500	74,359
4.50%, 11/15/39		450	85,826
			160,185
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(c)	USD	100	101,844
4.50%, 01/30/30(b)		350	334,796
10.75%, 06/01/36(b)	DOP	34,350	606,110
			1,042,750
Egypt(c) — 0.2%
Egypt Government International Bond
3.88%, 02/16/26	USD	694	666,674
4.75%, 04/16/26	EUR	416	450,335
7.63%, 05/29/32	USD	200	177,000
7.50%, 02/16/61		200	144,876
			1,438,885
France(b)(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	44,477
1.50%, 05/25/31		190	197,620
5.75%, 10/25/32		100	135,292
1.50%, 05/25/50		2,536	1,895,382
			2,272,771
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32(c)	EUR	1,530	$ 1,668,239
Greece(b)(c) — 0.3%
Hellenic Republic Government Bond
2.00%, 04/22/27		92	102,114
1.50%, 06/18/30		1,740	1,816,212
4.13%, 06/15/54		877	1,007,663
			2,925,989
Guatemala — 0.1%
Guatemala Government Bond
4.88%, 02/13/28(c)	USD	628	617,991
6.60%, 06/13/36(b)		205	214,532
4.65%, 10/07/41(b)		200	165,188
			997,711
Hungary — 0.2%
Hungary Government Bond, 7.00%, 10/24/35	HUF	151,500	450,823
Hungary Government International Bond
5.25%, 06/16/29(b)	USD	400	405,648
Series 10Y, 5.38%, 09/12/33(c)	EUR	53	63,423
Series 6Y, 4.00%, 07/25/29(c)		885	996,466
			1,916,360
India — 0.9%
India Government Bond, 7.10%, 04/18/29	INR	611,130	7,378,485
Indonesia — 0.5%
Indonesia Treasury Bond
Series FR59, 7.00%, 05/15/27	IDR	14,257,000	959,225
Series FR72, 8.25%, 05/15/36		15,686,000	1,172,306
Series FR98, 7.13%, 06/15/38		29,034,000	1,993,737
			4,125,268
Italy(c) — 0.5%
Italy Buoni Poliennali Del Tesoro
Series 30Y, 3.85%, 09/01/49(b)	EUR	700	764,476
Series 31Y, 4.75%, 09/01/44(b)		232	288,112
Series 5Y, 2.65%, 12/01/27		3,060	3,426,034
			4,478,622
Ivory Coast(c) — 0.1%
Ivory Coast Government International Bond
5.25%, 03/22/30		217	230,079
5.88%, 10/17/31		200	210,942
			441,021
Japan — 1.7%
Japan Government Forty Year Bond, Series 15, 1.00%, 03/20/62	JPY	800,000	3,793,968
Japan Government Thirty Year Bond
Series 64, 0.40%, 09/20/49		707,400	3,417,373
Series 83, 2.20%, 06/20/54		1,009,550	7,184,891
			14,396,232
Mexico — 1.4%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	32,800	1,594,069
Series M, 7.50%, 06/03/27		27,500	1,343,356
Series M, 8.50%, 03/01/29		4,999	247,564
Series M, 8.50%, 05/31/29		8,928	442,268
Series M, 7.75%, 05/29/31		28,140	1,328,090
Series M, 7.50%, 05/26/33		17,188	780,847
Series M, 7.75%, 11/23/34		7,700	350,263
Series M, 8.00%, 11/07/47		11,700	501,259
Security		Par (000)	Value
Mexico (continued)
Mexican Bonos (continued)
Series M 20, 10.00%, 12/05/24	MXN	77,500	$ 3,930,950
Mexico Cetes, Series BI, 0.00%, 11/28/24(m)		24,170	1,206,168
Mexico Government International Bond, 2.66%, 05/24/31	USD	400	343,124
			12,067,958
Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	EUR	311	350,279
New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(c)	NZD	100	62,905
Nigeria — 0.1%
Nigeria Government International Bond, 7.14%, 02/23/30(c)	USD	447	405,792
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)		200	216,750
Panama — 0.1%
Panama Government International Bond
7.50%, 03/01/31		200	218,600
6.40%, 02/14/35		200	204,688
			423,288
Peru — 0.4%
Peruvian Government International Bond
6.95%, 08/12/31(b)	PEN	8,691	2,507,555
1.86%, 12/01/32	USD	67	53,830
7.60%, 08/12/39(b)	PEN	2,092	615,723
			3,177,108
Poland — 0.9%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	3,694	864,429
Series 0429, 5.75%, 04/25/29		13,263	3,554,029
Series 0729, 4.75%, 07/25/29		5,096	1,307,017
Series 1029, 2.75%, 10/25/29		3,195	751,900
Series 1034, 5.00%, 10/25/34		4,439	1,130,238
			7,607,613
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	28	28,202
2.13%, 03/07/28(c)	EUR	206	215,665
2.50%, 02/08/30(c)		56	56,190
2.12%, 07/16/31(c)		104	97,173
			397,230
Saudi Arabia(c) — 0.1%
Saudi Government International Bond
4.50%, 04/17/30	USD	200	201,125
3.45%, 02/02/61		303	205,595
			406,720
South Africa — 0.9%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	49,892	2,785,871
Series 2040, 9.00%, 01/31/40		24,680	1,249,072
Series 2044, 8.75%, 01/31/44		18,284	885,325
Series 2048, 8.75%, 02/28/48		10,114	489,156

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Africa (continued)
Republic of South Africa Government Bond (continued)
Series R213, 7.00%, 02/28/31	ZAR	33,731	$ 1,747,358
Republic of South Africa Government International Bond, 5.88%, 04/20/32	USD	200	198,750
			7,355,532
Spain(b)(c) — 2.4%
Spain Government Bond
1.25%, 10/31/30	EUR	431	445,521
2.55%, 10/31/32		8,147	8,962,680
3.15%, 04/30/33		711	814,121
3.55%, 10/31/33		6,700	7,882,989
3.90%, 07/30/39		462	549,585
2.90%, 10/31/46		866	874,933
3.45%, 07/30/66		688	722,178
			20,252,007
Sweden(c) — 0.0%
Sweden Government Bond
Series 1053, 3.50%, 03/30/39	SEK	250	28,713
Series 1059, 1.00%, 11/12/26		960	93,230
			121,943
Thailand — 0.2%
Thailand Government Bond, 2.40%, 03/17/29	THB	56,472	1,764,317
Turkey — 0.3%
Turkiye Government Bond
Series 10Y, 26.20%, 10/05/33	TRY	35,835	1,031,118
Series 2Y, 37.00%, 02/18/26		35,754	1,035,060
Series 5Y, 31.08%, 11/08/28		11,081	332,211
			2,398,389
Ukraine — 0.1%
Ukraine Government International Bond
1.75%, 02/01/30(b)(n)	USD	8	3,644
3.00%, 02/01/34(b)(n)		31	10,596
4.50%, 02/01/34(b)(n)		77	33,968
3.00%, 02/01/35(b)(n)		27	11,520
4.50%, 02/01/35(b)(n)		46	19,829
3.00%, 02/01/36(b)(n)		22	9,495
4.50%, 02/01/36(b)(n)		31	13,072
1.75%, 08/01/41(a)(c)(e)(j)		808	566,004
			668,128
United Kingdom(c) — 0.7%
United Kingdom Gilt
1.75%, 09/07/37	GBP	60	61,050
4.75%, 12/07/38		30	42,288
3.25%, 01/22/44		165	185,325
3.50%, 01/22/45		700	810,315
1.50%, 07/22/47		1,040	795,742
3.75%, 07/22/52		1,000	1,165,281
3.75%, 10/22/53		804	932,251
0.50%, 10/22/61		4,373	1,784,522
			5,776,774
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	77	76,896
Uruguay Government International Bond
9.75%, 07/20/33	UYU	4,236	101,177
5.75%, 10/28/34	USD	46	49,393
			227,466
Security		Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27(b)	EUR	138	$ 154,671
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(c)(e)(j)	USD	782	123,947
Total Foreign Agency Obligations — 22.8% (Cost: $195,624,112)			193,064,681

	Shares
Grantor Trust
United States — 0.2%
iShares Bitcoin Trust(e)(p)	40,682	1,469,841
Total Grantor Trust — 0.2% (Cost: $1,404,925)		1,469,841
Investment Companies
United States — 1.4%
iShares 0-5 Year TIPS Bond ETF(p)	7,050	714,306
iShares Biotechnology ETF(p)	3,500	509,600
iShares Broad USD High Yield Corporate Bond ETF(p)	110,476	4,159,421
iShares iBoxx $ High Yield Corporate Bond ETF(p)	27,282	2,190,745
iShares JP Morgan USD Emerging Markets Bond ETF(p)(q)	17,814	1,667,034
iShares Latin America 40 ETF(p)	5,869	152,066
iShares MSCI Brazil ETF(p)	4,886	144,088
iShares MSCI Emerging Markets ETF(p)	13,148	602,967
iShares Russell 2000 ETF(p)	476	105,144
iShares Russell Mid-Cap Growth ETF(p)	1,033	121,161
SPDR Blackstone Senior Loan ETF	9,627	402,024
VanEck J. P. Morgan EM Local Currency Bond ETF	43,378	1,101,801
VanEck Semiconductor ETF(e)	1,256	308,285
Total Investment Companies — 1.4% (Cost: $11,653,980)		12,178,642

		Par (000)
Municipal Bonds
California — 0.2%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	USD	180	180,213
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	1,007,864
			1,188,077
Florida — 0.1%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)		250	265,732
Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		70	73,407
Series A, 4.00%, 07/01/41		145	151,203
			224,610
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47	USD	155	$ 124,291
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 05/01/49		1,000	1,054,314
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	74,724
North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	192,259
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(j)		1,897	1,036,332
Texas — 0.3%
Eagle Mountain & Saginaw Independent School District, GO, (PSF-GTD), 4.00%, 08/15/52		295	289,554
Katy Independent School District, GO, (PSF-GTD), 4.00%, 02/15/47		1,410	1,412,463
Lyford Consolidated Independent School District, GO, (PSF-GTD), 4.00%, 08/15/47		155	154,667
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		360	370,811
			2,227,495
Total Municipal Bonds — 0.8% (Cost: $6,235,522)			6,387,834
Non-Agency Mortgage-Backed Securities
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. Term SOFR + 1.69%), 6.77%, 05/17/41(a)(b)		979	979,303
Ireland(a)(c) — 0.1%
Agora Securities U.K. DAC, Series 2021-1X, Class A, (3-mo. LIBOR GBP + 1.20%), 6.23%, 07/22/31	GBP	300	399,376
Last Mile Securities PE, Series 2021-1X, Class A1, (3- mo. EURIBOR + 0.90%), 4.45%, 08/17/31	EUR	300	332,732
			732,108
Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 4.11%, 06/15/53(a)(c)		105	117,214
United Kingdom(a)(c) — 0.4%
Atlas Funding PLC, Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.85%), 5.81%, 09/20/61	GBP	278	372,356
Braccan Mortgage Funding, Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.84%), 5.80%, 01/15/67		378	505,631
Canada Square Funding PLC, Series 2021-2, Class B, (3-mo. LIBOR GBP + 1.20%), 6.18%, 06/17/58		112	149,875
Exmoor Funding PLC
Series 2024-1, Class A, (3-mo. LIBOR GBP + 0.88%), 5.83%, 03/25/94		230	308,186
Series 2024-1, Class B, (3-mo. LIBOR GBP + 1.50%), 6.45%, 03/25/94		100	133,506
Finsbury Square, Series 2021-1GRX, Class A, (3-mo. LIBOR GBP + 0.65%), 5.63%, 12/16/67		84	111,759
Security		Par (000)	Value
United Kingdom (continued)
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (3-mo. LIBOR GBP + 0.75%), 5.73%, 05/15/51	GBP	90	$ 120,515
Mortimer BTL PLC, Series 2021-1, Class B, (3-mo. LIBOR GBP + 1.10%), 6.08%, 06/23/53		100	133,463
Precise Mortgage Funding, Series 2024-1, Class A, (3- mo. LIBOR GBP + 0.98%), 5.94%, 07/16/60		224	300,758
Stratton Mortgage Funding, Series 2024-3, Class A, (3- mo. LIBOR GBP + 0.98%), 5.96%, 06/25/49		188	252,410
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (3-mo. LIBOR GBP + 1.23%), 6.19%, 04/20/65		275	370,744
Series 2024-1ST2X, Class A, (3-mo. LIBOR GBP + 0.96%), 5.91%, 10/12/65		400	535,529
Tower Bridge Funding PLC, Series 2024-3X, Class A, (3-mo. LIBOR GBP + 0.79%), 5.74%, 12/20/66		164	219,403
			3,514,135
United States — 7.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	USD	250	219,471
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 7.54%, 09/15/34(a)(b)		635	586,997
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,007,780
Series 2020-MF1, Class XA, 1.06%, 05/15/53(a)		14,652	598,969
ARES, Series 2024-IND, Class A, 10/15/34(a)(b)(d)		590	588,525
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.69%), 6.79%, 07/15/41(a)(b)		340	340,425
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. Term SOFR + 2.25%), 7.34%, 12/15/36(a)(b)		200	188,000
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1-mo. Term SOFR + 2.05%), 7.14%, 11/15/32(a)(b)		150	149,688
BAMLL Trust, Series 2024-BHP, Class A, (1-mo. Term SOFR + 2.35%), 7.45%, 08/15/39(a)(b)		250	250,862
Bank
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	23,476
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		1,660	1,767,003
BBCMS Mortgage Trust, Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,158,329
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.55%, 12/17/53(a)		4,992	315,459
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1-mo. Term SOFR + 1.89%), 6.99%, 07/15/41(a)(b)		240	240,000
BHMS(a)(b)
Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.64%, 07/15/35		170	169,949
Series 2018-ATLS, Class B, (1-mo. Term SOFR + 1.80%), 6.89%, 07/15/35		1,145	1,139,489
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 8.49%, 06/15/41(a)(b)		310	305,349
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.81%, 03/10/33(b)		79	78,170
BX Commercial Mortgage Trust(a)(b)
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.11%, 01/15/34		532	518,762
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 8.24%, 06/15/27		1,429	1,435,252

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 6.86%, 12/09/40	USD	2,324	$ 2,331,035
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 8.69%, 12/09/40		589	589,241
Series 2024-AIR2, Class A, (1-mo. Term SOFR + 1.49%), 6.59%, 10/15/41		150	150,000
Series 2024-AIRC, Class A, (1-mo. Term SOFR + 1.69%), 6.79%, 08/15/39		300	300,375
Series 2024-MDHS, Class A, (1-mo. Term SOFR + 1.64%), 6.74%, 05/15/41		482	483,041
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 8.83%, 02/15/39		664	662,286
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 8.24%, 02/15/39		729	729,918
BX Trust(a)(b)
Series 2021, Class F, (1-mo. Term SOFR + 4.04%), 9.14%, 06/15/36		790	721,268
Series 2021-ARIA, Class C, (1-mo. Term SOFR + 1.76%), 6.86%, 10/15/36		750	743,672
Series 2021-LBA, Class GJV, (1-mo. Term SOFR + 3.11%), 8.21%, 02/15/36		134	126,814
Series 2021-LBA, Class GV, (1-mo. Term SOFR + 3.11%), 8.21%, 02/15/36		712	674,824
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 8.21%, 01/15/34		273	268,014
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 7.79%, 05/15/38		1,385	1,390,194
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 8.79%, 04/15/41		742	735,658
Series 2024-PALM, Class A, (1-mo. Term SOFR + 1.54%), 6.64%, 06/15/37		600	599,812
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 9.54%, 03/15/41		1,100	1,095,996
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 10.49%, 03/15/41		350	347,480
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 6.59%, 07/15/29		750	750,000
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 9.03%, 07/15/29		375	371,249
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	94,531
Series 2017-CC, Class E, 3.67%, 08/13/37		220	176,601
Cali, Series 2024-SUN, Class A, (1-mo. Term SOFR + 1.89%), 6.99%, 07/15/41(a)(b)		140	140,088
CENT Trust, Series 2023-CITY, Class A, (1-mo. Term SOFR + 2.62%), 7.72%, 09/15/38(a)(b)		1,495	1,497,606
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,651,803
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	709,310
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	314,671
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	842,817
Commercial Mortgage Trust(a)
Series 2016-DC2, Class B, 4.81%, 02/10/49		100	97,576
Series 2016-DC2, Class C, 4.81%, 02/10/49		100	96,566
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(b)		1,000	986,182
Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 6.92%, 06/15/41(b)		170	169,309
Security		Par (000)	Value
United States (continued)
Commercial Mortgage Trust(a) (continued)
Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 9.57%, 06/15/41(b)	USD	235	$ 233,845
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1-mo. Term SOFR + 1.64%), 6.74%, 08/15/41		130	130,000
Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 8.98%, 08/15/41		160	159,733
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.88%, 08/15/51(a)		750	684,191
CSMC(b)
Series 2020-NET, Class B, 2.82%, 08/15/37		780	752,084
Series 2021-BHAR, Class A, (1-mo. Term SOFR + 1.26%), 6.36%, 11/15/38(a)		1,850	1,833,234
DBGS, Series 2024-SBL, Class A, (1-mo. Term SOFR + 1.88%), 6.98%, 08/15/34(a)(b)		190	189,685
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1- mo. Term SOFR + 1.60%), 6.69%, 05/15/35(a)(b)		75	74,156
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		312	318,170
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(b)		300	292,865
DC Trust, Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)		750	771,750
DK Trust, Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 9.10%, 03/15/34(a)(b)		1,100	1,100,830
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		330	337,462
Series 2024-ELM, Class A15, 5.99%, 06/10/39		330	337,462
Series 2024-ELM, Class E10, 8.05%, 06/10/39		350	357,109
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		240	245,702
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class E, (1-mo. Term SOFR + 2.96%), 8.06%, 07/15/38		713	712,828
Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 8.91%, 07/15/38		1,096	1,095,289
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.56%, 02/15/38(a)(b)		340	20,228
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 6.64%, 03/15/39(a)(b)		1,100	1,097,594
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.41%), 6.51%, 05/15/26		100	92,330
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 7.89%, 03/15/28		1,500	1,502,812
Series 2023-SHIP, Class C, 5.69%, 09/10/38		1,370	1,361,558
Series 2024-RVR, Class E, 7.72%, 08/10/41		250	249,789
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.82%, 12/12/53(a)(b)		3,573	271,906
GWT, Series 2024-WLF2, Class A, (1-mo. Term SOFR + 1.69%), 6.79%, 05/15/41(a)(b)		1,100	1,100,000
HIH Trust(a)(b)(d)
Series 2024-2061, Class A, 10/15/41		110	109,716
Series 2024-2061, Class D, 10/15/41		420	418,926
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 8.29%, 05/15/37(a)(b)		750	739,687
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)	USD	750	$ 777,054
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	971,161
JP Morgan Chase Commercial Mortgage Securities Trust(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)		450	424,883
Series 2018-AON, Class A, 4.13%, 07/05/31		600	549,000
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 7.91%, 04/15/38(a)		800	796,000
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)		250	256,136
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1-mo. Term SOFR + 1.62%), 6.70%, 06/15/39		130	129,757
Series 2024-MRCO, Class D, (1-mo. Term SOFR + 3.19%), 8.27%, 06/15/39		375	375,143
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.38%, 12/15/36(a)(b)		750	751,875
LBA Trust(a)(b)
Series 2024-BOLT, Class A, (1-mo. Term SOFR + 1.59%), 6.69%, 06/15/26		520	520,000
Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 9.53%, 06/15/26		250	249,296
MCM Trust(f)
2.50%, 09/25/31(b)		526	506,932
3.00%, 09/25/31		641	418,101
MCR Mortgage Trust(b)
Series 2024-HTL, Class E, (1-mo. Term SOFR + 4.65%), 9.75%, 02/15/37(a)		647	646,435
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	163,712
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	239,562
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 7.96%, 07/15/38(a)(b)		760	753,825
Morgan Stanley Capital I Trust(a)(b)
Series 2017-ASHF, Class F, (1-mo. Term SOFR + 4.65%), 9.74%, 11/15/34		260	257,752
Series 2018-MP, Class A, 4.42%, 07/11/40		1,000	912,749
NYC Trust, Series 2024-3ELV, Class A, (1-mo. Term SOFR + 1.99%), 7.09%, 08/15/29(a)(b)		140	140,615
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	100,113
Series 2017-OT, Class E, 4.08%, 05/10/39		160	115,617
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(b)		850	725,929
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 7.96%, 01/15/36(a)(b)		270	228,825
Open Trust, Series 2023-AIR, Class A, (1-mo. Term SOFR + 3.09%), 8.19%, 10/15/28(a)(b)		833	840,980
PGA Trust, Series 2024-RSR2, Class A, (1-mo. Term SOFR + 1.89%), 6.99%, 06/15/39(a)(b)		750	746,953
SHR Trust(a)(b)(d)
Series 2024-LXRY, Class A, 10/15/41		420	420,000
Series 2024-LXRY, Class E, 10/15/41		420	420,000
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. Term SOFR + 2.46%), 7.56%, 06/15/26(a)(b)		800	794,798
TVC DSCR(f)
Series 21-1, 0.00%, 02/01/51		314	271,587
Series 21-1, Class A, 2.38%, 02/01/51(b)		781	716,920
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		1,700	1,617,861
Security		Par (000)	Value
United States (continued)
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)	USD	58	$ 50,142
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 5.11%, 01/15/59(a)		1,400	1,348,341
Series 2019-C50, Class XA, 1.57%, 05/15/52(a)		12,358	579,700
Series 2021-C59, Class XA, 1.64%, 04/15/54(a)		985	68,647
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		106	106,756
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		400	407,842
			66,921,832
Total Non-Agency Mortgage-Backed Securities — 8.5% (Cost: $73,138,850)			72,264,592
Preferred Securities
Capital Trusts — 1.2%(a)
Denmark — 0.0%
Orsted A/S, 2.50%, 12/31/99(c)	GBP	200	197,869
France(c)(k) — 0.2%
Accor SA, 4.88%	EUR	100	112,551
Electricite de France SA
3.38%		400	405,676
5.13%		200	223,642
5.63%		200	225,652
7.38%	GBP	100	136,571
6.00%		200	265,986
			1,370,078
Germany(c) — 0.1%
Bayer AG
4.50%, 03/25/82	EUR	100	110,004
7.00%, 09/25/83		100	118,952
5.38%, 03/25/82		200	220,709
Commerzbank AG, 6.50%(k)		200	225,923
Volkswagen International Finance NV, 3.88%(k)		300	310,640
			986,228
Ireland — 0.0%
AIB Group PLC, 5.25%(c)(k)		200	222,768
Italy(c)(k) — 0.0%
Intesa Sanpaolo SpA, 5.88%		200	222,908
Snam SpA, 4.50%		100	112,484
			335,392
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(k)	USD	200	196,080
Netherlands(k) — 0.1%
Cooperatieve Rabobank UA, 4.38%(c)	EUR	200	217,064
ING Groep NV, 5.75%	USD	200	198,401
Koninklijke KPN NV, 2.00%(c)	EUR	100	110,213
			525,678
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(c)		250	305,420
Portugal — 0.0%
EDP SA, 4.75%, 05/29/54(c)		100	112,595
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(c)(k)	USD	414	394,982
Spain(c)(k) — 0.2%
Abertis Infraestructuras Finance BV, 3.25%	EUR	200	219,847
Banco Bilbao Vizcaya Argentaria SA, 6.00%		200	224,593

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
CaixaBank SA, 5.88%	EUR	200	$ 223,743
Naturgy Finance Iberia SA, 2.37%		100	107,475
Telefonica Europe BV
6.14%		300	356,661
5.75%		200	233,118
6.75%		100	122,725
3.88%		200	221,641
			1,709,803
Switzerland(k) — 0.1%
UBS Group AG
5.13%(c)	USD	200	196,260
6.85%(b)		200	202,381
			398,641
United Kingdom — 0.2%
Barclays PLC, 7.13%(k)	GBP	200	267,432
British Telecommunications PLC, 8.38%, 12/20/83(c)		100	144,147
Centrica PLC, 6.50%, 05/21/55(c)		100	137,071
Lloyds Banking Group PLC, 4.95%(c)(k)	EUR	200	222,352
Nationwide Building Society, 5.88%(c)(k)	GBP	200	267,036
Vodafone Group PLC
2.63%, 08/27/80(c)	EUR	149	162,011
7.00%, 04/04/79	USD	136	143,469
			1,343,518
United States — 0.2%
AES Corp., 7.60%, 01/15/55		100	105,204
BP Capital Markets PLC, 3.25%(c)(k)	EUR	100	110,001
Citigroup, Inc., Series Y, 4.15%(k)	USD	36	34,566
JPMorgan Chase & Co., Series KK, 3.65%(k)		36	34,828
Southern Co., 1.88%, 09/15/81	EUR	1,000	1,026,880
Venture Global LNG, Inc., 9.00%(b)(k)	USD	223	226,039
			1,537,518
			9,636,570

	Shares
Preferred Stocks — 0.5%(f)
United States — 0.5%
Cap Hill Brands(e)	265,896	55,838
Coreweave, Inc., 10.00%, 03/25/49(e)	418,000	514,140
Davidson Homes LLC, 12.00%, 04/01/49(e)	1,474	1,380,283
Dream Finders Homes, Inc., 9.00%, 12/31/49	1,320	1,296,900
Insight M, Inc., Series D(e)	270,943	87,840
Lessen Holdings, Inc.(e)	10,022	43,495
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,642)(e)(g)	6,037	89,106
Verge Genomics, Inc.(e)(g)
Series B, (Acquired 11/05/21, Cost: $165,930)	31,150	202,164
Security	Shares	Value
United States (continued)
Verge Genomics, Inc.(e)(g) (continued)
Series C PRVT, (Acquired 09/06/23, Cost: $26,514)	3,687	$ 26,657
Versa Networks, Inc., Series E CONV Preferred, (Acquired 10/14/22, Cost: $491,084), 12.00%, 10/07/32(e)(g)	168,283	811,124
		4,507,547
Total Preferred Securities — 1.7% (Cost: $13,614,726)		14,144,117

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 2.1%
Fannie Mae REMICS
6.36%, 09/25/54 - 11/25/54		1,236	1,235,500
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 6.33%, 06/25/54	USD	1,297	1,299,526
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 6.33%, 06/25/54		1,561	1,564,128
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 6.12%, 10/25/54		1,332	1,330,127
Series 5330, Class FA, (30-day Avg SOFR + 1.05%), 6.33%, 08/25/53		2,150	2,150,822
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 6.44%, 10/25/54		252	251,842
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 6.49%, 10/25/54		2,214	2,213,308
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 6.39%, 10/25/54		2,246	2,238,732
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 6.53%, 03/25/54		527	530,893
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 6.48%, 06/25/54		1,281	1,288,440
Series 5425, Class FK, (30-day Avg SOFR + 1.20%), 6.48%, 06/25/54		970	975,908
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 6.48%, 05/25/54		1,405	1,413,310
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 6.35%, 03/20/54		553	554,368
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 6.50%, 06/20/54		686	688,510
			17,735,414
Commercial Mortgage-Backed Securities(a) — 0.2%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.12%, 10/25/30		4,016	195,227
Series KW09, Class X1, 0.94%, 05/25/29		14,398	392,755
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.66%, 02/25/52(b)		750	704,427
			1,292,409
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities — 15.9%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38	USD	4	$ 4,346
6.00%, 07/01/39		21	22,066
4.00%, 01/01/41		1	1,108
3.00%, 02/01/44		34	31,292
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		53	50,209
3.50%, 04/01/31 - 01/01/48		138	132,780
3.00%, 10/01/32 - 12/01/46		133	124,067
5.00%, 05/01/38 - 11/01/48		44	45,398
5.50%, 01/01/39		14	14,503
4.00%, 08/01/40 - 12/01/45		12	10,989
4.50%, 09/01/40 - 08/01/48		123	123,183
Ginnie Mae Mortgage-Backed Securities(r)
4.00%, 10/20/40 - 10/21/54		1,535	1,486,149
3.50%, 01/15/42 - 10/21/54		2,213	2,087,172
5.00%, 10/20/44 - 10/15/54		1,515	1,517,898
3.00%, 02/15/45 - 10/21/54		2,941	2,682,718
4.50%, 03/15/47 - 10/21/54		1,425	1,407,555
2.00%, 08/20/50 - 10/21/54		4,021	3,410,980
2.50%, 04/20/51 - 10/21/54		4,068	3,585,572
5.50%, 10/15/54		1,659	1,674,976
6.00%, 10/15/54 - 11/15/54		2,590	2,633,043
6.50%, 10/15/54 - 11/15/54		1,736	1,775,484
Uniform Mortgage-Backed Securities(r)
2.50%, 09/01/27 - 10/15/54		14,008	12,288,098
3.00%, 07/01/29 - 10/15/54		7,637	6,954,553
3.50%, 07/01/29 - 10/15/54		44,328	41,314,809
2.00%, 10/01/31 - 10/15/54		20,488	17,373,442
4.00%, 09/01/33 - 11/14/54		6,638	6,425,665
5.00%, 09/01/35 - 11/14/54		3,778	3,785,962
5.50%, 12/01/38 - 10/15/54		4,075	4,126,699
4.50%, 10/15/39 - 11/14/54		8,314	8,195,938
1.50%, 10/17/39 - 11/01/51		4,586	3,818,969
6.00%, 10/01/53 - 11/15/54		4,160	4,256,188
6.50%, 10/01/53 - 11/15/54		3,048	3,147,145
			134,508,956
Total U.S. Government Sponsored Agency Securities — 18.2% (Cost: $156,067,160)			153,536,779
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes
0.38%, 01/15/27		1,953	1,897,512
2.13%, 04/15/29(s)		3,076	3,161,128
Total U.S. Treasury Obligations — 0.6% (Cost: $5,041,252)			5,058,640

	Shares
Warrants
United States(e) — 0.1%
Davidson Homes LLC, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(f)	10,230	112,428
Insight M, Inc., (Issued 01/31/24, Strike Price USD 0.34)(f)	280,744	34,279
Security	Shares	Value
United States (continued)
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(f)	12,334	$ —
New York Community Bancorp, Inc. Series C, PIPE, Pipe, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(g)	74	179,556
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	26
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	855
Sonder Holdings Inc., (Expires 12/31/49)(f)	2,292	10,749
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(f)(g)	20,741	84,623
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	6,834	124
		422,640
Venezuela — 0.0%
Venezuela Government International Bond(a)(e)	3,000	15,000
Total Warrants — 0.1% (Cost: $84,981)		437,640
Total Long-Term Investments — 95.5% (Cost: $797,145,334)		806,779,207

		Par (000)
Short-Term Securities
Certificates of Deposit — 0.6%
United States — 0.6%
Bank of America NA, 5.22%, 02/06/25	USD	1,100	1,101,976
Bank of Nova Scotia/Houston, 6.00%, 10/18/24		910	910,400
Credit Agricole Corp., 5.50%, 01/31/25		1,250	1,253,746
Natixis SA, 5.99%, 10/17/24		2,000	2,000,819
			5,266,941
Commercial Paper — 1.1%
France — 0.1%
LVMH Moet Hennessy Louis Vuitton, Inc., 5.21%, 02/05/25(b)		1,100	1,082,344
New Zealand — 0.2%
Westpac Securities NZ Ltd./London, 5.49%, 05/16/25(b)		1,500	1,459,213
United Kingdom — 0.2%
Lloyds Bank Corporate Markets PLC/New York, 5.53%, 02/03/25		1,250	1,230,190
United States(b) — 0.6%
HSBC USA, Inc.
6.52%, 10/11/24		1,572	1,569,666
6.29%, 11/27/24		750	744,140

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HSBC USA, Inc. (continued)
5.83%, 02/12/25	USD	735	$ 722,266
5.09%, 08/19/25		2,050	1,970,156
			5,006,228
			8,777,975
Foreign Agency Obligations — 0.2%
Egypt — 0.2%
Egypt Treasury Bills(t)
31.20%, 12/10/24	EGP	18,400	360,866
28.23%, 03/18/25		44,500	812,337
Series 364D, 26.15%, 10/01/24		2,725	56,396
Series 364D, 25.98%, 02/18/25		32,425	605,479
			1,835,078

Shares
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(p)(u)	18,034,126	18,034,126

		Par (000)
U.S. Treasury Obligations — 4.9%
U.S. Treasury Bills
5.30%, 10/03/24	USD	8,250	8,247,848
4.89%, 10/15/24		25,415	25,368,419
U.S. Treasury Floating Rate Notes, (3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.84%, 01/31/26(a)(q)(s)		3,640	3,640,468
U.S. Treasury Inflation-Indexed Notes, (0.32%), 04/15/25		4,262	4,185,940
			41,442,675
Total Short-Term Securities — 8.9% (Cost: $75,315,500)			75,356,795
Options Purchased — 0.3% (Cost: $2,008,881)			2,870,026
Total Investments Before TBA Sale Commitments and Options Written — 104.7% (Cost: $874,469,715)			885,006,028
TBA Sale Commitments(r)
United States — (0.9)%
Ginnie Mae Mortgage-Backed Securities
6.00%, 10/15/54		(1,261)	(1,282,364)
6.50%, 10/15/54		(868)	(888,081)
Uniform Mortgage-Backed Securities
2.50%, 10/17/39 - 10/15/54		(164)	(141,843)
Security		Par (000)	Value
United States (continued)
Uniform Mortgage-Backed Securities (continued)
3.00%, 10/17/39	USD	(2)	$ (1,918)
4.00%, 10/15/54		(2,172)	(2,095,735)
4.50%, 10/15/54		(1,100)	(1,081,330)
5.00%, 10/15/54		(900)	(899,403)
5.50%, 10/15/54		(379)	(383,389)
6.00%, 10/15/54		(600)	(613,217)
6.50%, 10/15/54		(364)	(374,718)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(7,771,753))			(7,761,998)
Options Written — (0.2)% (Premiums Received: $(2,356,337))			(1,917,810)
Total Investments, Net of TBA Sale Commitments and Options Written — 103.6% (Cost: $864,341,625)			875,326,220
Liabilities in Excess of Other Assets — (3.6)%			(30,233,283)
Net Assets — 100.0%			$ 845,092,937

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,507,291, representing 0.3% of its net assets as of period end, and an original cost of $1,836,762.

(h)	Convertible security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(m)	Zero-coupon bond.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 10,532,084	$ 7,502,042 (a)	$ —	$ —	$ —	$ 18,034,126	18,034,126	$ 1,044,425	$ —
iShares 0-5 Year TIPS Bond ETF	695,059	—	—	—	19,247	714,306	7,050	14,099	—
iShares Biotechnology ETF	—	500,795	—	—	8,805	509,600	3,500	702	—
iShares Bitcoin Trust	—	1,577,755	(167,533)	(5,297)	64,916	1,469,841	40,682	—	—
iShares Broad USD High Yield Corporate Bond ETF	—	4,101,519	—	—	57,902	4,159,421	110,476	5,779	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,919,803	5,504,228	(7,252,463)	100,010	(80,833)	2,190,745	27,282	71,085	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,300,912	—	(4,380,076)	170,057	(90,893)	—	—	123,807	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,515	—	—	—	80,519	1,667,034	17,814	53,126	—
iShares Latin America 40 ETF	284,265	—	(96,081)	(6,143)	(29,975)	152,066	5,869	6,475	—
iShares MSCI Brazil ETF	315,794	—	(116,966)	(51,137)	(3,603)	144,088	4,886	8,259	—
iShares MSCI Emerging Markets ETF	528,681	—	—	—	74,286	602,967	13,148	3,811	—
iShares Russell 2000 ETF	95,538	—	—	—	9,606	105,144	476	874	—
iShares Russell Mid-Cap Growth ETF	215,919	—	(109,466)	10,893	3,815	121,161	1,033	632	—
				$ 218,383	$ 113,792	$ 29,870,499		$ 1,333,074	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CBOE Volatility Index	4	10/16/24	$ 75	$ (41)
CBOE Volatility Index	2	11/20/24	36	(2,660)
Euro BOBL	221	12/06/24	29,533	191,063
Euro BTP	125	12/06/24	16,902	268,436
Euro OAT	136	12/06/24	19,202	43,781
Euro-Schatz	149	12/06/24	17,776	94,546
10-Year Japanese Government Treasury Bonds	8	12/13/24	8,051	14,194
10-Year Australian Treasury Bonds	148	12/16/24	11,910	(130,477)
3-Year Australian Treasury Bonds	84	12/16/24	6,224	(17,604)
10-Year Canadian Bond	159	12/18/24	14,697	134,934
U.S. Long Bond	89	12/19/24	11,067	(33,993)
Euro Stoxx Banks Index	45	12/20/24	363	3,300
MSCI Emerging Markets Index	2	12/20/24	117	6,695
NASDAQ 100 E-Mini Index	12	12/20/24	4,863	142,522
Long Gilt	126	12/27/24	16,581	(140,526)
3-Month SONIA Index	13	03/18/25	4,150	10,346
3-Month SONIA Index	463	03/17/26	149,413	(81,824)
				502,692
Short Contracts
30-Year Euro Buxl Bond	5	12/06/24	759	(13,252)
Euro Bund	62	12/06/24	9,312	(12,690)
Short Term Euro BTP	22	12/06/24	2,637	(15,938)
10-Year U.S. Treasury Note	481	12/19/24	55,014	(11,881)
10-Year U.S. Ultra Long Treasury Note	631	12/19/24	74,744	39,576
Ultra U.S. Treasury Bond	214	12/19/24	28,522	135,456
E-mini Russell 2000 Index	10	12/20/24	1,125	(11,016)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Euro Stoxx 50 Index	12	12/20/24	$ 673	$ (23,566)
S&P 500 E-Mini Index	38	12/20/24	11,047	(205,913)
2-Year U.S. Treasury Note	2,596	12/31/24	540,678	(1,205,844)
5-Year U.S. Treasury Note	186	12/31/24	20,451	17,082
3-Month SOFR	118	03/18/25	28,308	(23,846)
3-Month SOFR	138	03/17/26	33,467	47,724
				(1,284,108)
				$ (781,416)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	57,130	USD	61,596	Commonwealth Bank of Australia	10/01/24	$ 1,998
EUR	108,783	USD	119,458	Goldman Sachs International	10/01/24	1,633
BRL	918,587	USD	168,607	Bank of America N.A.	10/02/24	12
BRL	932,228	USD	168,000	Bank of America N.A.	10/02/24	3,123
BRL	1,413,601	USD	251,000	Bank of America N.A.	10/02/24	8,486
BRL	2,441,250	USD	448,092	Bank of America N.A.	10/02/24	33
BRL	926,621	USD	170,081	Barclays Bank PLC	10/02/24	12
BRL	1,381,203	USD	249,000	Barclays Bank PLC	10/02/24	4,539
BRL	1,881,421	USD	331,000	Barclays Bank PLC	10/02/24	14,361
BRL	2,629,278	USD	474,000	Barclays Bank PLC	10/02/24	8,640
BRL	321,738	USD	59,055	BNP Paribas SA	10/02/24	4
BRL	932,153	USD	171,097	BNP Paribas SA	10/02/24	13
BRL	935,189	USD	171,654	BNP Paribas SA	10/02/24	13
BRL	936,728	USD	170,000	BNP Paribas SA	10/02/24	1,949
BRL	1,401,020	USD	257,158	BNP Paribas SA	10/02/24	19
BRL	1,859,658	USD	341,341	BNP Paribas SA	10/02/24	25
BRL	1,867,502	USD	330,000	BNP Paribas SA	10/02/24	12,806
BRL	1,392,048	USD	255,511	Citibank N.A.	10/02/24	19
BRL	2,058,538	USD	377,845	Citibank N.A.	10/02/24	28
BRL	2,651,975	USD	470,000	Citibank N.A.	10/02/24	16,806
BRL	916,269	USD	168,181	Goldman Sachs International	10/02/24	12
BRL	934,752	USD	168,000	Goldman Sachs International	10/02/24	3,587
BRL	938,139	USD	167,000	Goldman Sachs International	10/02/24	5,208
BRL	1,375,113	USD	252,402	Goldman Sachs International	10/02/24	19
BRL	1,381,618	USD	252,000	Goldman Sachs International	10/02/24	1,615
BRL	1,389,476	USD	255,039	Goldman Sachs International	10/02/24	19
BRL	1,398,718	USD	248,000	Goldman Sachs International	10/02/24	8,754
BRL	2,635,356	USD	470,000	Goldman Sachs International	10/02/24	13,756
BRL	7,717,131	USD	1,416,481	Goldman Sachs International	10/02/24	104
BRL	3,989,346	USD	732,245	Morgan Stanley & Co. International PLC	10/02/24	54
BRL	3,989,346	USD	696,586	State Street Bank and Trust Co.	10/02/24	35,713
BRL	12,380,681	USD	2,161,809	State Street Bank and Trust Co.	10/02/24	110,835
BRL	3,224,352	USD	584,000	Toronto-Dominion Bank	10/02/24	7,874
USD	169,000	BRL	918,587	Bank of America N.A.	10/02/24	381
USD	450,000	BRL	2,441,250	Bank of America N.A.	10/02/24	1,875
USD	59,144	BRL	321,738	BNP Paribas SA	10/02/24	85
USD	379,000	BRL	2,058,538	Citibank N.A.	10/02/24	1,127
USD	253,000	BRL	1,375,113	Goldman Sachs International	10/02/24	579
USD	784,748	BRL	3,989,346	Morgan Stanley & Co. International PLC	10/02/24	52,449
USD	162,000	BRL	877,230	State Street Bank and Trust Co.	10/02/24	972
USD	2,313,999	BRL	12,058,943	State Street Bank and Trust Co.	10/02/24	100,415
EUR	24,669,261	USD	27,377,704	Morgan Stanley & Co. International PLC	10/03/24	83,937
SEK	856,000	USD	83,767	Morgan Stanley & Co. International PLC	10/03/24	524
TRY	32,530,000	USD	949,891	HSBC Bank PLC	10/03/24	398
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,219	CAD	3,000	Natwest Markets PLC	10/03/24	$ 1
USD	83,093	CHF	70,000	Bank of America N.A.	10/03/24	375
USD	153,707	CHF	130,000	State Street Bank and Trust Co.	10/03/24	89
USD	757,645	EUR	680,000	Barclays Bank PLC	10/03/24	674
USD	23,398,563	EUR	20,889,261	JPMorgan Chase Bank N.A.	10/03/24	144,790
USD	278,404	EUR	250,000	Standard Chartered Bank	10/03/24	106
USD	301,730	EUR	270,000	State Street Bank and Trust Co.	10/03/24	1,168
USD	237,694	NOK	2,500,000	Standard Chartered Bank	10/03/24	791
USD	2,624,290	PLN	10,050,000	BNP Paribas SA	10/03/24	13,272
TRY	16,666,864	USD	473,000	Barclays Bank PLC	10/07/24	11,948
USD	937,183	EUR	840,000	HSBC Bank PLC	10/08/24	1,919
USD	67,137	EUR	60,000	Morgan Stanley & Co. International PLC	10/08/24	333
USD	100,622	EUR	90,000	Morgan Stanley & Co. International PLC	10/08/24	415
USD	160,518	GBP	120,000	Natwest Markets PLC	10/08/24	84
USD	133,939	GBP	100,000	State Street Bank and Trust Co.	10/08/24	244
USD	112,076	EUR	100,554	Morgan Stanley & Co. International PLC	10/17/24	76
USD	117,086	EUR	105,049	Morgan Stanley & Co. International PLC	10/17/24	79
USD	99,021	EUR	88,652	Morgan Stanley & Co. International PLC	10/18/24	273
TRY	5,923,878	USD	158,000	BNP Paribas SA	10/23/24	11,564
TRY	16,833,010	USD	449,000	Citibank N.A.	10/23/24	32,825
TRY	33,682,025	USD	925,000	Goldman Sachs International	10/23/24	39,107
TRY	21,898,213	USD	590,726	UBS AG	10/23/24	36,084
USD	396,557	COP	1,667,384,000	Morgan Stanley & Co. International PLC	10/23/24	1,186
USD	750,520	COP	3,141,300,000	Societe Generale	10/23/24	5,652
AUD	288,000	USD	198,243	JPMorgan Chase Bank N.A.	10/24/24	935
AUD	349,000	USD	236,239	Societe Generale	10/24/24	5,126
BRL	24,738,231	USD	4,492,714	Citibank N.A.	10/24/24	36,979
BRL	7,737,648	USD	1,414,000	Goldman Sachs International	10/24/24	2,802
CLP	432,131,120	USD	466,000	Barclays Bank PLC	10/24/24	14,437
CLP	676,401,610	USD	731,000	Morgan Stanley & Co. International PLC	10/24/24	21,013
CNH	13,035,832	USD	1,846,000	Bank of America N.A.	10/24/24	16,618
CNH	5,535,227	USD	788,000	Citibank N.A.	10/24/24	2,898
EUR	268,000	USD	298,552	Toronto-Dominion Bank	10/24/24	43
GBP	253,000	USD	334,198	Barclays Bank PLC	10/24/24	4,047
IDR	24,832,240,000	USD	1,615,000	Citibank N.A.	10/24/24	17,853
INR	44,918,672	USD	535,376	Royal Bank of Canada	10/24/24	188
JPY	68,221,581	USD	476,000	Bank of America N.A.	10/24/24	91
KRW	280,833,930	USD	211,500	BNP Paribas SA	10/24/24	1,621
KRW	631,128,400	USD	476,000	Citibank N.A.	10/24/24	2,954
MYR	13,814,113	USD	3,259,583	Barclays Bank PLC	10/24/24	88,528
NOK	2,090,994	USD	198,000	JPMorgan Chase Bank N.A.	10/24/24	189
NOK	4,821,948	USD	455,000	Morgan Stanley & Co. International PLC	10/24/24	2,034
PEN	4,057,187	USD	1,078,408	BNP Paribas SA	10/24/24	15,700
SGD	593,604	USD	459,000	Barclays Bank PLC	10/24/24	3,367
THB	12,846,834	USD	396,000	Citibank N.A.	10/24/24	3,842
THB	84,842,095	USD	2,545,212	HSBC Bank PLC	10/24/24	95,394
TWD	21,204,584	USD	669,400	Citibank N.A.	10/24/24	1,200
USD	477,000	BRL	2,597,742	Citibank N.A.	10/24/24	1,341
USD	20,334	HUF	7,216,301	Barclays Bank PLC	10/24/24	132
USD	394,000	IDR	5,987,992,300	Citibank N.A.	10/24/24	257
USD	666,000	JPY	94,953,571	HSBC Bank PLC	10/24/24	3,357
USD	442,067	MXN	8,606,138	Barclays Bank PLC	10/24/24	6,402
USD	2,257,958	MXN	39,703,846	State Street Bank and Trust Co.	10/24/24	248,046
USD	3,245,000	PLN	12,450,059	HSBC Bank PLC	10/24/24	11,859
USD	21,665	PLN	83,115	Societe Generale	10/24/24	82
USD	396,000	ZAR	6,848,602	UBS AG	10/24/24	329
ZAR	6,043,151	USD	343,000	UBS AG	10/24/24	6,137
ZAR	8,275,370	USD	471,000	UBS AG	10/24/24	7,101
AUD	169,443	EUR	103,500	Morgan Stanley & Co. International PLC	10/25/24	1,867
AUD	490,000	USD	334,617	Bank of America N.A.	10/25/24	4,267
AUD	246,000	USD	169,339	BNP Paribas SA	10/25/24	795
CLP	228,123,180	USD	246,000	Barclays Bank PLC	10/25/24	7,622

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	1,769,985	USD	252,000	Citibank N.A.	10/25/24	$ 924
GBP	721,000	USD	956,880	Barclays Bank PLC	10/25/24	7,051
IDR	16,974,360,000	USD	1,116,000	Barclays Bank PLC	10/25/24	141
KRW	96,367,000	USD	72,500	Barclays Bank PLC	10/25/24	634
NOK	1,784,718	USD	169,000	JPMorgan Chase Bank N.A.	10/25/24	161
PEN	848,381	USD	226,000	Barclays Bank PLC	10/25/24	2,781
SGD	325,295	USD	252,000	JPMorgan Chase Bank N.A.	10/25/24	1,390
THB	8,748,458	USD	264,000	Bank of America N.A.	10/25/24	8,303
THB	10,704,540	USD	331,000	Morgan Stanley & Co. International PLC	10/25/24	2,188
THB	11,030,010	USD	337,000	Nomura International PLC	10/25/24	6,319
TRY	12,148,000	USD	344,380	Barclays Bank PLC	10/25/24	2,634
TWD	4,686,405	USD	148,000	HSBC Bank USA N.A.	10/25/24	233
USD	168,000	COP	700,728,000	Citibank N.A.	10/25/24	1,883
USD	577,000	COP	2,423,111,500	Deutsche Bank AG	10/25/24	2,570
USD	168,000	COP	703,164,000	Societe Generale	10/25/24	1,306
USD	251,702	EUR	225,000	Goldman Sachs International	10/25/24	1,005
USD	153,969	EUR	138,000	Morgan Stanley & Co. International PLC	10/25/24	209
USD	458,050	EUR	410,556	Morgan Stanley & Co. International PLC	10/25/24	604
USD	974,512	EUR	873,477	Morgan Stanley & Co. International PLC	10/25/24	1,277
USD	253,111	GBP	189,000	Goldman Sachs International	10/25/24	430
USD	558,000	IDR	8,481,014,100	Citibank N.A.	10/25/24	335
USD	253,000	MXN	4,940,714	Goldman Sachs International	10/25/24	2,927
USD	422,000	MXN	8,318,805	Goldman Sachs International	10/25/24	945
USD	673,000	PLN	2,583,782	Barclays Bank PLC	10/25/24	2,035
USD	3,652,724	PLN	14,032,580	Morgan Stanley & Co. International PLC	10/25/24	8,699
USD	253,000	ZAR	4,375,863	UBS AG	10/25/24	210
ZAR	5,324,441	EUR	272,000	Nomura International PLC	10/25/24	4,524
ZAR	5,697,293	USD	329,000	Bank of America N.A.	10/25/24	128
ZAR	5,848,534	USD	337,000	HSBC Bank PLC	10/25/24	865
ZAR	2,745,652	USD	156,453	Nomura International PLC	10/25/24	2,161
TRY	5,861,168	USD	158,000	Barclays Bank PLC	10/28/24	8,917
TRY	8,828,848	USD	238,000	Barclays Bank PLC	10/28/24	13,432
TRY	8,871,450	USD	238,000	Citibank N.A.	10/28/24	14,645
TRY	17,854,725	USD	479,000	Citibank N.A.	10/28/24	29,475
USD	2,137,856	MXN	41,604,039	Citibank N.A.	10/28/24	33,042
USD	220,952	MXN	4,332,455	State Street Bank and Trust Co.	10/28/24	1,766
USD	253,000	BRL	1,377,471	Bank of America N.A.	11/04/24	1,076
USD	81,085	AUD	117,071	State Street Bank and Trust Co.	11/05/24	105
USD	42,765,287	CNH	298,382,000	HSBC Bank PLC	11/05/24	89,103
USD	5,482,669	EUR	4,890,000	Standard Chartered Bank	11/05/24	31,674
USD	375,468	GBP	280,000	Natwest Markets PLC	11/05/24	1,129
USD	2,647,934	GBP	1,974,218	The Bank of New York Mellon	11/05/24	8,551
USD	127,932	HKD	993,000	HSBC Bank PLC	11/05/24	141
USD	9,389,664	JPY	1,331,613,000	Royal Bank of Canada	11/05/24	81,704
USD	5,191,827	MXN	102,620,000	Barclays Bank PLC	11/05/24	6,504
USD	237,885	NOK	2,500,000	Standard Chartered Bank	11/05/24	901
USD	3,926,084	PLN	15,016,000	Morgan Stanley & Co. International PLC	11/05/24	27,637
USD	241,709	SEK	2,434,000	Natwest Markets PLC	11/05/24	1,654
USD	150,875	ZAR	2,600,000	Nomura International PLC	11/05/24	812
TRY	9,094,425	USD	250,000	UBS AG	11/12/24	4,727
TRY	17,315,785	USD	476,000	UBS AG	11/12/24	8,999
TRY	11,043,012	USD	303,000	HSBC Bank PLC	11/18/24	4,119
TRY	17,457,435	USD	479,000	HSBC Bank PLC	11/18/24	6,511
TRY	17,390,000	USD	478,527	UBS AG	11/20/24	3,973
USD	5,126,748	COP	21,525,163,457	Citibank N.A.	11/20/24	40,815
USD	2,333,170	CZK	52,306,244	Bank of America N.A.	11/20/24	21,612
USD	481,409	HUF	170,019,663	Canadian Imperial Bank of Commerce	11/20/24	5,922
USD	352,068	IDR	5,349,490,876	Morgan Stanley & Co. International PLC	11/20/24	544
USD	862,618	IDR	13,107,056,502	Morgan Stanley & Co. International PLC	11/20/24	1,332
USD	2,502,794	MXN	48,811,420	Citibank N.A.	11/20/24	42,208
USD	1,637,927	PLN	6,284,292	Morgan Stanley & Co. International PLC	11/20/24	7,134
USD	499,137	COP	2,105,061,000	Deutsche Bank AG	11/27/24	2,215
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,179,859	CZK	26,558,931	Morgan Stanley & Co. International PLC	11/27/24	$ 5,997
TRY	1,507,800	USD	38,689	Barclays Bank PLC	12/04/24	2,478
TRY	1,828,100	USD	46,908	Barclays Bank PLC	12/04/24	3,004
TRY	3,030,678	USD	74,664	Barclays Bank PLC	12/04/24	8,082
TRY	3,674,481	USD	90,525	Barclays Bank PLC	12/04/24	9,799
TRY	1,492,722	USD	38,903	Goldman Sachs International	12/04/24	1,852
TRY	1,507,800	USD	38,558	Goldman Sachs International	12/04/24	2,609
TRY	1,809,819	USD	47,168	Goldman Sachs International	12/04/24	2,246
TRY	1,828,100	USD	46,748	Goldman Sachs International	12/04/24	3,164
TRY	3,015,600	USD	77,472	Goldman Sachs International	12/04/24	4,862
TRY	3,656,200	USD	93,929	Goldman Sachs International	12/04/24	5,895
TRY	4,523,400	USD	116,119	Goldman Sachs International	12/04/24	7,383
TRY	5,484,300	USD	140,786	Goldman Sachs International	12/04/24	8,951
TRY	7,029,000	USD	164,334	BNP Paribas SA	12/06/24	27,176
TRY	10,066,000	USD	235,338	BNP Paribas SA	12/06/24	38,918
TRY	26,240,000	USD	631,756	UBS AG	12/06/24	83,173
AUD	1,900,000	JPY	177,903,897	Commonwealth Bank of Australia	12/18/24	64,080
AUD	1,900,377	USD	1,267,148	Nomura International PLC	12/18/24	47,716
AUD	23,402,433	USD	15,604,220	Nomura International PLC	12/18/24	587,848
CAD	461,364	USD	340,000	Morgan Stanley & Co. International PLC	12/18/24	1,808
CAD	2,241,262	USD	1,651,686	Morgan Stanley & Co. International PLC	12/18/24	8,783
CAD	22,905,220	USD	16,880,000	Morgan Stanley & Co. International PLC	12/18/24	89,631
CNH	88,723,620	USD	12,559,151	BNP Paribas SA	12/18/24	175,125
CNH	21,000,372	USD	2,972,692	JPMorgan Chase Bank N.A.	12/18/24	41,438
CNH	15,825,668	USD	2,240,165	Morgan Stanley & Co. International PLC	12/18/24	31,253
CNH	21,056,471	USD	2,980,607	The Bank of New York Mellon	12/18/24	41,575
CNH	29,670,858	USD	4,200,000	The Bank of New York Mellon	12/18/24	58,583
CNY	26,912	JPY	534,673	State Street Bank and Trust Co.	12/18/24	108
CZK	12,032,022	USD	530,000	State Street Bank and Trust Co.	12/18/24	2,257
CZK	13,999,650	USD	616,672	State Street Bank and Trust Co.	12/18/24	2,626
DKK	2,693,370	USD	400,000	Toronto-Dominion Bank	12/18/24	3,796
DKK	7,311,780	USD	1,085,893	Toronto-Dominion Bank	12/18/24	10,306
EUR	3,545,000	USD	3,924,006	Royal Bank of Canada	12/18/24	34,429
GBP	5,350,714	EUR	6,322,998	Bank of America N.A.	12/18/24	92,016
GBP	5,568,149	USD	7,284,681	Commonwealth Bank of Australia	12/18/24	158,403
IDR	11,148,666,594	USD	718,541	JPMorgan Chase Bank N.A.	12/18/24	13,321
IDR	26,928,247,495	USD	1,735,548	JPMorgan Chase Bank N.A.	12/18/24	32,175
INR	60,567,474	USD	718,541	Barclays Bank PLC	12/18/24	1,599
INR	720,150,000	USD	8,543,667	Barclays Bank PLC	12/18/24	18,824
JPY	179,963,954	USD	1,263,617	Citibank N.A.	12/18/24	1,387
KRW	2,045,905,000	USD	1,530,953	Bank of America N.A.	12/18/24	26,069
KRW	801,691,680	USD	600,000	UBS AG	12/18/24	10,122
MXN	13,293,276	USD	651,812	Morgan Stanley & Co. International PLC	12/18/24	15,436
MXN	57,920,000	USD	2,840,023	Morgan Stanley & Co. International PLC	12/18/24	67,237
MXN	64,037,766	USD	3,140,000	Morgan Stanley & Co. International PLC	12/18/24	74,338
MXN	197,616,281	USD	9,689,871	Morgan Stanley & Co. International PLC	12/18/24	229,361
MYR	2,382,380	USD	550,000	Barclays Bank PLC	12/18/24	29,852
NOK	14,797,030	CAD	1,854,366	Toronto-Dominion Bank	12/18/24	28,924
NOK	14,320,000	SEK	13,672,378	Barclays Bank PLC	12/18/24	6,164
NOK	8,768,843	USD	809,767	Barclays Bank PLC	12/18/24	21,518
NOK	20,574,790	USD	1,900,000	Barclays Bank PLC	12/18/24	50,486
NZD	283,189	USD	174,316	Morgan Stanley & Co. International PLC	12/18/24	5,616
PLN	1,056,594	USD	271,411	Citibank N.A.	12/18/24	2,458
PLN	6,890,550	USD	1,770,000	Citibank N.A.	12/18/24	16,031
SEK	37,644,910	USD	3,646,000	Natwest Markets PLC	12/18/24	74,799
SGD	2,336,272	USD	1,800,000	BNP Paribas SA	12/18/24	24,698
TRY	835,819	USD	22,000	BNP Paribas SA	12/18/24	491
USD	7,558	CHF	6,328	UBS AG	12/18/24	18
USD	22,463,963	JPY	3,154,109,393	Toronto-Dominion Bank	12/18/24	293,066
USD	834,421	MXN	16,589,124	Citibank N.A.	12/18/24	1,740

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	293,253,783	USD	16,214,838	State Street Bank and Trust Co.	12/18/24	$ 648,426
CNY	5,088,720	USD	728,000	Morgan Stanley & Co. International PLC	01/27/25	5,308
						5,379,404
USD	101,526	EUR	94,270	JPMorgan Chase Bank N.A.	10/01/24	(3,410)
USD	334,856	EUR	310,923	JPMorgan Chase Bank N.A.	10/01/24	(11,247)
BRL	1,372,525	USD	253,000	Bank of America N.A.	10/02/24	(1,054)
USD	171,111	BRL	932,228	Bank of America N.A.	10/02/24	(13)
USD	251,927	BRL	1,372,525	Bank of America N.A.	10/02/24	(19)
USD	259,467	BRL	1,413,601	Bank of America N.A.	10/02/24	(19)
USD	168,000	BRL	926,621	Barclays Bank PLC	10/02/24	(2,094)
USD	253,520	BRL	1,381,203	Barclays Bank PLC	10/02/24	(19)
USD	345,335	BRL	1,881,421	Barclays Bank PLC	10/02/24	(25)
USD	482,605	BRL	2,629,278	Barclays Bank PLC	10/02/24	(35)
USD	167,000	BRL	932,153	BNP Paribas SA	10/02/24	(4,109)
USD	168,000	BRL	935,189	BNP Paribas SA	10/02/24	(3,667)
USD	171,937	BRL	936,728	BNP Paribas SA	10/02/24	(13)
USD	251,000	BRL	1,401,020	BNP Paribas SA	10/02/24	(6,176)
USD	331,000	BRL	1,859,658	BNP Paribas SA	10/02/24	(10,366)
USD	342,780	BRL	1,867,502	BNP Paribas SA	10/02/24	(25)
USD	252,000	BRL	1,392,048	Citibank N.A.	10/02/24	(3,529)
USD	486,771	BRL	2,651,975	Citibank N.A.	10/02/24	(36)
USD	168,000	BRL	916,269	Goldman Sachs International	10/02/24	(194)
USD	171,574	BRL	934,752	Goldman Sachs International	10/02/24	(13)
USD	172,196	BRL	938,139	Goldman Sachs International	10/02/24	(13)
USD	253,000	BRL	1,389,476	Goldman Sachs International	10/02/24	(2,057)
USD	253,596	BRL	1,381,618	Goldman Sachs International	10/02/24	(19)
USD	256,735	BRL	1,398,718	Goldman Sachs International	10/02/24	(19)
USD	483,720	BRL	2,635,356	Goldman Sachs International	10/02/24	(36)
USD	1,414,000	BRL	7,717,131	Goldman Sachs International	10/02/24	(2,585)
USD	591,830	BRL	3,224,352	Toronto-Dominion Bank	10/02/24	(43)
AUD	117,071	USD	81,044	State Street Bank and Trust Co.	10/03/24	(105)
CAD	3,000	USD	2,229	Bank of America N.A.	10/03/24	(10)
CHF	200,000	USD	236,445	Royal Bank of Canada	10/03/24	(109)
GBP	1,974,218	USD	2,647,997	The Bank of New York Mellon	10/03/24	(8,566)
HKD	993,000	USD	127,871	HSBC Bank PLC	10/03/24	(135)
JPY	1,331,613,000	USD	9,347,350	Royal Bank of Canada	10/03/24	(81,075)
MXN	102,620,000	USD	5,218,302	Barclays Bank PLC	10/03/24	(6,520)
NOK	2,500,000	USD	237,801	Standard Chartered Bank	10/03/24	(898)
PLN	15,016,000	USD	3,928,864	Morgan Stanley & Co. International PLC	10/03/24	(27,666)
SEK	2,434,000	USD	241,325	Natwest Markets PLC	10/03/24	(1,649)
USD	79,682	AUD	117,071	Royal Bank of Canada	10/03/24	(1,257)
USD	845,045	EUR	760,000	Commonwealth Bank of Australia	10/03/24	(982)
USD	377,314	EUR	340,000	HSBC Bank PLC	10/03/24	(1,172)
USD	541,565	EUR	490,000	State Street Bank and Trust Co.	10/03/24	(3,900)
USD	1,096,878	EUR	990,000	The Bank of New York Mellon	10/03/24	(5,182)
USD	341,194	GBP	260,000	HSBC Bank PLC	10/03/24	(6,413)
USD	265,333	GBP	200,000	Morgan Stanley & Co. International PLC	10/03/24	(2,057)
USD	65,640	GBP	50,000	Natwest Markets PLC	10/03/24	(1,207)
USD	118,775	GBP	90,000	Natwest Markets PLC	10/03/24	(1,551)
USD	199,225	GBP	150,000	Natwest Markets PLC	10/03/24	(1,317)
USD	1,508,458	GBP	1,144,218	Standard Chartered Bank	10/03/24	(21,304)
USD	105,698	GBP	80,000	UBS AG	10/03/24	(1,258)
USD	127,508	HKD	993,000	Bank of America N.A.	10/03/24	(228)
USD	9,207,305	JPY	1,331,613,000	Natwest Markets PLC	10/03/24	(58,970)
USD	5,200,110	MXN	102,620,000	State Street Bank and Trust Co.	10/03/24	(11,673)
USD	1,286,072	PLN	4,966,000	Nomura International PLC	10/03/24	(4,108)
USD	323,547	SEK	3,290,000	State Street Bank and Trust Co.	10/03/24	(420)
USD	938,343	TRY	32,530,000	UBS AG	10/03/24	(11,946)
USD	147,267	ZAR	2,600,000	Nomura International PLC	10/03/24	(3,205)
ZAR	2,600,000	USD	151,285	Nomura International PLC	10/03/24	(813)
USD	147,176	TRY	5,211,339	Barclays Bank PLC	10/07/24	(4,456)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	421,084	TRY	14,910,157	Barclays Bank PLC	10/07/24	$ (12,750)
USD	699,000	TRY	24,310,353	HSBC Bank PLC	10/07/24	(8,347)
CNH	298,382,000	USD	42,669,444	HSBC Bank PLC	10/08/24	(84,508)
EUR	4,890,000	USD	5,476,231	Standard Chartered Bank	10/08/24	(31,661)
GBP	280,000	USD	375,476	Natwest Markets PLC	10/08/24	(1,130)
USD	42,296,342	CNH	298,382,000	HSBC Bank PLC	10/08/24	(288,594)
USD	4,341,706	EUR	3,900,000	Morgan Stanley & Co. International PLC	10/08/24	(590)
USD	79,887	GBP	60,000	BNP Paribas SA	10/08/24	(330)
USD	690,448	COP	2,949,940,000	Morgan Stanley & Co. International PLC	10/16/24	(9,640)
USD	1,399,176	COP	5,977,978,375	Morgan Stanley & Co. International PLC	10/16/24	(19,535)
USD	95,441	EUR	87,095	Deutsche Bank AG	10/17/24	(1,569)
USD	61,467	EUR	56,098	UBS AG	10/17/24	(1,016)
USD	228,860	EUR	208,868	UBS AG	10/17/24	(3,783)
COP	1,462,326,250	USD	351,399	BNP Paribas SA	10/23/24	(4,651)
COP	1,809,750,000	USD	434,886	BNP Paribas SA	10/23/24	(5,756)
COP	4,386,978,750	USD	1,054,732	BNP Paribas SA	10/23/24	(14,489)
COP	5,429,250,000	USD	1,305,318	BNP Paribas SA	10/23/24	(17,931)
USD	1,370,519	COP	5,849,305,000	Morgan Stanley & Co. International PLC	10/23/24	(16,473)
USD	2,088,389	COP	8,913,138,107	Morgan Stanley & Co. International PLC	10/23/24	(25,101)
USD	920,000	TRY	33,169,588	Barclays Bank PLC	10/23/24	(29,439)
USD	198,749	TRY	7,451,083	Citibank N.A.	10/23/24	(14,530)
USD	694,000	TRY	26,018,060	Citibank N.A.	10/23/24	(50,735)
USD	708,000	TRY	25,647,300	UBS AG	10/23/24	(26,123)
CNH	1,382,317	USD	198,000	JPMorgan Chase Bank N.A.	10/24/24	(488)
COP	4,800,262,598	USD	1,138,979	BNP Paribas SA	10/24/24	(876)
CZK	27,927,873	USD	1,245,034	UBS AG	10/24/24	(11,461)
EUR	343,000	GBP	289,214	Standard Chartered Bank	10/24/24	(4,503)
EUR	1,075,000	USD	1,200,888	HSBC Bank PLC	10/24/24	(3,166)
JPY	94,881,357	USD	666,000	Bank of America N.A.	10/24/24	(3,861)
KRW	258,465,240	USD	198,000	Morgan Stanley & Co. International PLC	10/24/24	(1,855)
MXN	232,000,000	USD	12,112,557	State Street Bank and Trust Co.	10/24/24	(368,112)
MXN	19,972,040	USD	1,049,541	UBS AG	10/24/24	(38,504)
MXN	40,912,800	USD	2,149,954	UBS AG	10/24/24	(78,842)
PLN	1,806,570	EUR	422,000	State Street Bank and Trust Co.	10/24/24	(1,030)
RON	1,686,659	USD	378,047	Deutsche Bank AG	10/24/24	(807)
USD	396,000	CLP	357,291,000	Goldman Sachs International	10/24/24	(1,230)
USD	476,000	JPY	68,369,641	Barclays Bank PLC	10/24/24	(1,124)
USD	320,304	SEK	3,271,135	Bank of America N.A.	10/24/24	(2,129)
USD	669,400	TWD	21,230,021	Barclays Bank PLC	10/24/24	(2,004)
USD	88,833	ZAR	1,564,841	Canadian Imperial Bank of Commerce	10/24/24	(1,574)
AUD	365,000	USD	252,846	Bank of America N.A.	10/25/24	(412)
AUD	244,000	USD	168,962	Barclays Bank PLC	10/25/24	(212)
CHF	212,578	USD	253,000	Barclays Bank PLC	10/25/24	(1,169)
CNH	1,179,402	USD	169,000	Goldman Sachs International	10/25/24	(468)
COP	1,346,221,800	GBP	242,000	Deutsche Bank AG	10/25/24	(4,399)
COP	705,068,000	USD	169,000	Bank of America N.A.	10/25/24	(1,854)
COP	705,695,760	USD	168,000	Barclays Bank PLC	10/25/24	(706)
COP	695,575,440	USD	168,000	JPMorgan Chase Bank N.A.	10/25/24	(3,105)
EUR	572,000	GBP	480,808	Morgan Stanley & Co. International PLC	10/25/24	(5,482)
EUR	56,000	USD	62,477	BNP Paribas SA	10/25/24	(82)
EUR	455,000	USD	508,455	Commonwealth Bank of Australia	10/25/24	(1,491)
EUR	225,000	USD	252,558	Goldman Sachs International	10/25/24	(1,861)
HUF	196,514,844	USD	555,000	Barclays Bank PLC	10/25/24	(4,884)
IDR	6,383,172,000	USD	422,000	Goldman Sachs International	10/25/24	(2,277)
JPY	60,061,780	USD	420,000	Bank of America N.A.	10/25/24	(796)
KRW	220,849,200	USD	169,000	Barclays Bank PLC	10/25/24	(1,394)
KRW	220,595,700	USD	169,000	Morgan Stanley & Co. International PLC	10/25/24	(1,587)
MXN	4,972,766	USD	253,000	Goldman Sachs International	10/25/24	(1,304)
MXN	6,540,416	USD	337,000	Goldman Sachs International	10/25/24	(5,958)
MXN	8,275,125	USD	422,000	Goldman Sachs International	10/25/24	(3,156)
MXN	21,392,056	USD	1,104,000	Goldman Sachs International	10/25/24	(21,244)
MXN	4,914,180	USD	253,000	State Street Bank and Trust Co.	10/25/24	(4,270)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,678,328	USD	160,000	State Street Bank and Trust Co.	10/25/24	$ (923)
PLN	385,410	EUR	90,000	State Street Bank and Trust Co.	10/25/24	(194)
PLN	1,281,981	USD	336,500	HSBC Bank PLC	10/25/24	(3,591)
PLN	1,781,153	USD	464,000	Toronto-Dominion Bank	10/25/24	(1,465)
PLN	1,290,545	USD	336,500	UBS AG	10/25/24	(1,367)
SGD	216,095	USD	169,000	Bank of America N.A.	10/25/24	(671)
USD	336,726	AUD	490,000	Bank of America N.A.	10/25/24	(2,158)
USD	338,244	AUD	492,000	Bank of America N.A.	10/25/24	(2,023)
USD	26,920	AUD	39,500	Natwest Markets PLC	10/25/24	(399)
USD	83,000	CHF	70,126	Morgan Stanley & Co. International PLC	10/25/24	(75)
USD	254,000	CLP	228,473,000	Barclays Bank PLC	10/25/24	(11)
USD	169,000	CLP	152,481,940	Goldman Sachs International	10/25/24	(526)
USD	236,000	CNH	1,664,185	UBS AG	10/25/24	(1,806)
USD	420,000	JPY	60,349,686	BNP Paribas SA	10/25/24	(1,213)
USD	590,000	MXN	11,665,775	HSBC Bank PLC	10/25/24	(461)
USD	305,000	SEK	3,097,045	Deutsche Bank AG	10/25/24	(288)
USD	668,000	THB	22,136,251	Bank of America N.A.	10/25/24	(21,010)
USD	150,066	TRY	5,319,434	Barclays Bank PLC	10/25/24	(1,886)
USD	430,899	TRY	15,289,689	HSBC Bank PLC	10/25/24	(5,858)
USD	148,000	TWD	4,693,080	Barclays Bank PLC	10/25/24	(444)
USD	329,000	ZAR	5,768,145	Deutsche Bank AG	10/25/24	(4,221)
USD	337,000	ZAR	5,911,509	HSBC Bank PLC	10/25/24	(4,503)
ZAR	4,333,697	USD	253,000	UBS AG	10/25/24	(2,646)
USD	147,657	TRY	5,211,664	UBS AG	10/28/24	(763)
USD	484,500	TRY	17,100,767	UBS AG	10/28/24	(2,503)
USD	926,000	TRY	32,683,818	UBS AG	10/28/24	(4,784)
BRL	2,450,047	USD	450,000	Bank of America N.A.	11/04/24	(1,913)
BRL	2,292,612	USD	422,000	Goldman Sachs International	11/04/24	(2,707)
CAD	3,000	USD	2,221	Natwest Markets PLC	11/05/24	(1)
CHF	70,000	USD	83,405	Bank of America N.A.	11/05/24	(376)
EUR	20,889,261	USD	23,430,607	JPMorgan Chase Bank N.A.	11/05/24	(144,868)
USD	917,940	TRY	32,530,000	HSBC Bank PLC	11/05/24	(825)
HUF	597,482,045	USD	1,689,636	Natwest Markets PLC	11/20/24	(18,682)
MXN	19,969,181	USD	1,023,539	Toronto-Dominion Bank	11/20/24	(16,891)
PLN	13,620,505	USD	3,549,815	Canadian Imperial Bank of Commerce	11/20/24	(15,251)
USD	1,630,481	PEN	6,116,342	Barclays Bank PLC	11/20/24	(18,462)
USD	1,734,102	THB	57,051,947	HSBC Bank PLC	11/20/24	(44,658)
USD	107,068	UYU	4,501,126	Citibank N.A.	11/20/24	(127)
USD	255,009	ZAR	4,484,855	Goldman Sachs International	11/20/24	(3,507)
USD	2,246,123	ZAR	39,502,635	Goldman Sachs International	11/20/24	(30,890)
BRL	321,738	USD	58,817	BNP Paribas SA	11/21/24	(94)
USD	7,100,083	BRL	39,049,747	Deutsche Bank AG	11/21/24	(27,279)
USD	380,373	TRY	15,078,000	UBS AG	12/04/24	(31,298)
USD	461,176	TRY	18,281,000	UBS AG	12/04/24	(37,946)
USD	255,990	TRY	10,066,000	Barclays Bank PLC	12/06/24	(18,266)
USD	846,068	TRY	33,269,000	Barclays Bank PLC	12/06/24	(60,371)
USD	415,301	PEN	1,583,874	Goldman Sachs International	12/11/24	(11,655)
USD	924,930	PEN	3,527,499	Goldman Sachs International	12/11/24	(25,956)
BRL	13,683,895	USD	2,495,000	Bank of America N.A.	12/18/24	(5,612)
CHF	502,257	USD	600,000	Morgan Stanley & Co. International PLC	12/18/24	(1,504)
CNH	10,731	AUD	2,278	Morgan Stanley & Co. International PLC	12/18/24	(36)
EUR	1,843,672	AUD	3,060,925	Morgan Stanley & Co. International PLC	12/18/24	(59,154)
GBP	99,891	USD	133,742	Morgan Stanley & Co. International PLC	12/18/24	(215)
JPY	270,438,182	AUD	2,888,467	Morgan Stanley & Co. International PLC	12/18/24	(97,554)
JPY	374,499,640	AUD	4,000,000	Morgan Stanley & Co. International PLC	12/18/24	(135,151)
JPY	3,290,236,696	EUR	21,166,501	State Street Bank and Trust Co.	12/18/24	(507,278)
JPY	2,370,588,789	USD	16,815,000	Barclays Bank PLC	12/18/24	(151,634)
JPY	374,902,550	USD	2,669,991	Morgan Stanley & Co. International PLC	12/18/24	(34,722)
JPY	5,801,759,204	USD	41,317,933	Morgan Stanley & Co. International PLC	12/18/24	(536,149)
MXN	48,743,391	USD	2,490,000	Citibank N.A.	12/18/24	(43,354)
MXN	16,752,606	USD	842,411	Morgan Stanley & Co. International PLC	12/18/24	(1,524)
USD	2,790,000	AUD	4,183,859	Morgan Stanley & Co. International PLC	12/18/24	(104,799)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	866,544	BRL	4,965,000	Goldman Sachs International	12/18/24	$ (36,694)
USD	1,203,188	BRL	6,894,905	Goldman Sachs International	12/18/24	(51,140)
USD	1,363,372	BRL	7,815,000	Goldman Sachs International	12/18/24	(58,341)
USD	2,039,388	BRL	11,685,000	Goldman Sachs International	12/18/24	(86,359)
USD	396,602	BRL	2,272,648	UBS AG	12/18/24	(16,840)
USD	788,830	BRL	4,520,232	UBS AG	12/18/24	(33,495)
USD	228,372	CAD	309,879	Toronto-Dominion Bank	12/18/24	(1,206)
USD	48,887	CNH	345,364	UBS AG	12/18/24	(683)
USD	1,120,137	CNH	7,913,260	UBS AG	12/18/24	(15,633)
USD	3,858,035	CNY	27,260,000	State Street Bank and Trust Co.	12/18/24	(58,196)
USD	500,328	CZK	11,349,606	Citibank N.A.	12/18/24	(1,741)
USD	1,908,537	CZK	43,305,000	HSBC Bank PLC	12/18/24	(7,135)
USD	825	DKK	5,552	Goldman Sachs International	12/18/24	(8)
USD	178,081	EUR	161,000	Morgan Stanley & Co. International PLC	12/18/24	(1,695)
USD	245,166	EUR	221,650	Morgan Stanley & Co. International PLC	12/18/24	(2,334)
USD	286,250	EUR	258,794	Morgan Stanley & Co. International PLC	12/18/24	(2,725)
USD	4,650,000	EUR	4,200,138	State Street Bank and Trust Co.	12/18/24	(39,979)
USD	16,290,473	EUR	14,714,459	State Street Bank and Trust Co.	12/18/24	(140,059)
USD	31,118,102	EUR	28,107,626	State Street Bank and Trust Co.	12/18/24	(267,574)
USD	130,343	GBP	99,891	Barclays Bank PLC	12/18/24	(3,184)
USD	147,263	GBP	112,566	Deutsche Bank AG	12/18/24	(3,207)
USD	11,466,111	GBP	8,764,140	Deutsche Bank AG	12/18/24	(249,134)
USD	57,904	HKD	450,000	HSBC Bank PLC	12/18/24	(42)
USD	746,456	HUF	269,785,000	Goldman Sachs International	12/18/24	(7,414)
USD	761,000	IDR	11,807,447,700	JPMorgan Chase Bank N.A.	12/18/24	(14,108)
USD	1,536,052	IDR	23,832,922,016	JPMorgan Chase Bank N.A.	12/18/24	(28,477)
USD	78,000	INR	6,574,799	Barclays Bank PLC	12/18/24	(174)
USD	13,051,174	INR	1,100,090,000	Barclays Bank PLC	12/18/24	(28,755)
USD	1,625,000	MXN	33,125,799	State Street Bank and Trust Co.	12/18/24	(37,730)
USD	4,260,136	MXN	86,844,564	State Street Bank and Trust Co.	12/18/24	(98,976)
USD	16,941,519	MXN	345,158,617	State Street Bank and Trust Co.	12/18/24	(383,514)
USD	48,037	NOK	520,000	HSBC Bank PLC	12/18/24	(1,259)
USD	472,834	NOK	5,118,505	HSBC Bank PLC	12/18/24	(12,400)
USD	318,651	PLN	1,240,000	Deutsche Bank AG	12/18/24	(2,757)
USD	321,051	PLN	1,249,338	Deutsche Bank AG	12/18/24	(2,778)
USD	33,090	SEK	341,550	HSBC Bank PLC	12/18/24	(669)
USD	128,015	SEK	1,321,361	HSBC Bank PLC	12/18/24	(2,588)
USD	1,855	TRY	70,221	Deutsche Bank AG	12/18/24	(34)
USD	2,778,759	ZAR	50,245,000	Morgan Stanley & Co. International PLC	12/18/24	(110,529)
USD	4,406,856	ZAR	79,675,694	Morgan Stanley & Co. International PLC	12/18/24	(174,815)
USD	9,515,946	ZAR	172,057,767	State Street Bank and Trust Co.	12/18/24	(378,063)
USD	1,642,150	ZAR	29,029,089	Morgan Stanley & Co. International PLC	12/20/24	(26,854)
USD	728,000	CNH	5,101,096	Morgan Stanley & Co. International PLC	01/27/25	(6,201)
COP	2,105,061,000	USD	529,176	Citibank N.A.	02/21/25	(37,824)
COP	3,141,300,000	USD	789,668	Citibank N.A.	02/21/25	(56,444)
COP	2,949,940,000	USD	712,030	BNP Paribas SA	02/24/25	(23,754)
COP	3,665,244,000	USD	884,684	BNP Paribas SA	02/24/25	(29,514)
						(6,378,878)
						$ (999,474)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	48	10/18/24	USD	115.00	USD	505	$ 984
Shell PLC	47	10/18/24	EUR	32.00	EUR	139	1,413
Boston Scientific Corp.	38	11/15/24	USD	85.00	USD	318	10,070
D.R. Horton, Inc.	21	11/15/24	USD	200.00	USD	401	13,230
Fifth Third Bancorp.	32	11/15/24	USD	43.00	USD	137	6,400

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Freeport-McMoRan, Inc.	100	11/15/24	USD	55.00	USD	499	$ 10,250
Home Depot, Inc.	4	11/15/24	USD	390.00	USD	162	9,750
JPMorgan Chase & Co.	19	11/15/24	USD	215.00	USD	401	11,210
Trane Technologies PLC	13	11/15/24	USD	400.00	USD	505	15,990
Walmart, Inc.	79	11/15/24	USD	80.00	USD	638	23,897
Bank of America Corp.	24	12/20/24	USD	41.00	USD	95	3,456
Capital One Financial Corp.	13	12/20/24	USD	155.00	USD	195	9,555
Carrier Global Corp.	80	12/20/24	USD	85.00	USD	644	22,400
Costco Wholesale Corp.	6	12/20/24	USD	940.00	USD	532	12,780
Home Depot, Inc.	9	12/20/24	USD	400.00	USD	365	19,350
iShares China Large-Cap ETF	318	12/20/24	USD	34.00	USD	1,011	40,863
Meta Platforms, Inc., Class A	4	12/20/24	USD	600.00	USD	229	11,840
NVIDIA Corp.	16	12/20/24	USD	130.00	USD	194	14,400
Fifth Third Bancorp.	42	01/17/25	USD	45.00	USD	180	7,665
							245,503
Put
3-Month SOFR Future	224	10/11/24	USD	96.87	USD	54,323	33,600
SPDR S&P 500 ETF Trust	44	10/18/24	USD	550.00	USD	2,525	6,996
SPDR S&P 500 ETF Trust	9	10/18/24	USD	555.00	USD	516	1,864
							42,460
							$ 287,963
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	HSBC Bank USA N.A.	10/18/24	PLN	4.25	PLN	4.25	USD	41	$ 221
USD Currency	One Touch	Barclays Bank PLC	10/18/24	CNH	7.30	CNH	7.30	USD	41	676
USD Currency	One Touch	Morgan Stanley & Co. International PLC	10/18/24	CNH	7.35	CNH	7.35	USD	82	840
USD Currency	One Touch	Barclays Bank PLC	10/23/24	CNH	7.50	CNH	7.50	USD	112	132
USD Currency	One Touch	Bank of America N.A.	11/06/24	CNH	7.50	CNH	7.50	USD	122	686
USD Currency	One Touch	HSBC Bank USA N.A.	11/27/24	SGD	1.32	SGD	1.32	USD	85	6,868
USD Currency	One Touch	HSBC Bank USA N.A.	11/27/24	SGD	1.32	SGD	1.32	USD	100	8,080
USD Currency	One Touch	HSBC Bank USA N.A.	12/09/24	CNH	7.65	CNH	7.65	USD	124	787
USD Currency	One Touch	UBS AG	12/12/24	TRY	35.25	TRY	35.25	USD	80	14,878
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	01/23/25	INR	12.50	INR	12.50	CNH	269	6,537
										39,705
Put
EUR Currency	Down-and-out	Goldman Sachs International	10/07/24	USD	1.07	USD	1.01	EUR	1,723	8
USD Currency	Down-and-out	UBS AG	10/30/24	TRY	35.50	TRY	34.00	USD	1,046	13,709
EUR Currency	One Touch	HSBC Bank USA N.A.	11/04/24	USD	1.06	USD	1.06	EUR	74	902
EUR Currency	One Touch	HSBC Bank USA N.A.	11/04/24	USD	1.06	USD	1.06	EUR	127	1,543
EUR Currency	One Touch	Bank of America N.A.	11/12/24	USD	1.05	USD	1.05	EUR	69	753
EUR Currency	One Touch	Bank of America N.A.	11/19/24	USD	1.05	USD	1.05	EUR	32	546
EUR Currency	One Touch	Bank of America N.A.	11/19/24	USD	1.05	USD	1.05	EUR	37	631
USD Currency	One Touch	UBS AG	11/21/24	TRY	35.00	TRY	35.00	USD	38	9,731
EUR Currency	One Touch	Barclays Bank PLC	12/09/24	USD	1.04	USD	1.04	EUR	120	2,253
CNH Currency	One Touch	Standard Chartered Bank	01/23/25	INR	11.50	INR	11.50	CNH	537	3,996
										34,072
										$ 73,777
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	10/09/24	MXN	18.30	USD	479	$ 34,297
USD Currency	Morgan Stanley & Co. International PLC	—	10/09/24	MXN	18.30	USD	912	65,300
USD Currency	Morgan Stanley & Co. International PLC	—	10/18/24	MXN	18.30	USD	751	54,985
USD Currency	Bank of America N.A.	—	10/22/24	CAD	1.36	USD	420	592
USD Currency	Standard Chartered Bank	—	10/29/24	CNH	7.05	USD	507	2,145
USD Currency	Standard Chartered Bank	—	10/29/24	CNH	7.05	USD	1,185	5,014
USD Currency	Deutsche Bank AG	—	11/12/24	BRL	5.75	USD	482	2,820
USD Currency	Deutsche Bank AG	—	11/12/24	BRL	5.75	USD	1,374	8,039
USD Currency	Morgan Stanley & Co. International PLC	—	11/12/24	ZAR	19.00	USD	640	771
USD Currency	Morgan Stanley & Co. International PLC	—	11/12/24	COP	4,200.00	USD	722	16,130
USD Currency	Morgan Stanley & Co. International PLC	—	11/12/24	COP	4,200.00	USD	1,144	25,558
								215,651
Put
USD Currency	Morgan Stanley & Co. International PLC	—	10/11/24	BRL	5.56	USD	418	9,469
S&P 500 Index	UBS AG	209	10/18/24	USD	5,400.00	USD	1,204	1,757
EUR Currency	JPMorgan Chase Bank N.A.	—	11/12/24	USD	1.06	EUR	369	118
EUR Currency	JPMorgan Chase Bank N.A.	—	11/12/24	USD	1.06	EUR	629	202
S&P 500 Index	UBS AG	66	11/15/24	USD	5,450.00	USD	380	2,800
EUR Currency	JPMorgan Chase Bank N.A.	—	11/19/24	USD	1.06	EUR	369	191
EUR Currency	JPMorgan Chase Bank N.A.	—	11/19/24	USD	1.06	EUR	629	325
USD Currency	Goldman Sachs International	—	12/06/24	TRY	42.50	USD	625	99,533
								114,395
								$ 330,046
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/29	1.00%	CDX.NA.IG.42.V1	Quarterly	Bank of America N.A.	10/16/24	—	USD 0.58	USD	31,840	$ 4,441
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	ITRAXX.XO.41.V1	Quarterly	Citibank N.A.	10/16/24	—	EUR 3.25	EUR	4,837	4,352
										$ 8,793

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	1-Day SOFR, 4.96%	Annual	3.66%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.66%	USD	8,901	$ 247,056
5-Year Interest Rate Swap, 10/10/29	1-Day SOFR, 4.96%	Annual	3.66%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.66	USD	13,217	240,234
10-Year Interest Rate Swap, 10/25/34	1-Day SOFR, 4.96%	Annual	3.75%	Annual	Citibank N.A.	10/23/24	3.75	USD	19,924	720,715
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 4.96%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	41,802	486,354
5-Year Interest Rate Swap, 12/19/29	6-mo. EURIBOR, 3.11%	Semi-Annual	2.05%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.05	EUR	5,380	26,271
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 4.96%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	5,205	108,458

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 4.96%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60%	USD	5,202	$ 108,383
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 4.96%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	25,518	224,721
										2,162,192
Put
10-Year Interest Rate Swap, 10/09/34	3.38%	Annual	1-Day SOFR, 4.96%	Annual	Bank of America N.A.	10/07/24	3.38	USD	1,968	4,817
10-Year Interest Rate Swap, 10/09/34	3.38%	Annual	1-Day SOFR, 4.96%	Annual	Bank of America N.A.	10/07/24	3.38	USD	984	2,408
10-Year Interest Rate Swap, 10/27/34	4.00%	Annual	1-Day SOFR, 4.96%	Annual	Bank of America N.A.	10/25/24	4.00	USD	683	30
										7,255
										$ 2,169,447
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	440	10/18/24	USD	80.00	USD	3,533	$ (13,200)
Walmart, Inc.	79	11/15/24	USD	85.00	USD	638	(7,307)
Amazon.com, Inc.	18	12/20/24	USD	215.00	USD	335	(4,698)
iShares China Large-Cap ETF	318	12/20/24	USD	38.00	USD	1,011	(15,423)
							(40,628)
Put
3-Month SOFR Future	224	10/11/24	USD	96.62	USD	54,323	(5,600)
ConocoPhillips	48	10/18/24	USD	100.00	USD	505	(3,264)
Shell PLC	47	10/18/24	EUR	30.00	EUR	139	(1,779)
SPDR S&P 500 ETF Trust	9	10/18/24	USD	510.00	USD	516	(347)
SPDR S&P 500 ETF Trust	1	10/18/24	USD	500.00	USD	57	(32)
Boston Scientific Corp.	38	11/15/24	USD	72.50	USD	318	(1,330)
D.R. Horton, Inc.	21	11/15/24	USD	170.00	USD	401	(5,985)
Fifth Third Bancorp.	32	11/15/24	USD	37.00	USD	137	(1,280)
Home Depot, Inc.	4	11/15/24	USD	350.00	USD	162	(708)
JPMorgan Chase & Co.	19	11/15/24	USD	185.00	USD	401	(2,489)
Trane Technologies PLC	13	11/15/24	USD	350.00	USD	505	(5,460)
Bank of America Corp.	24	12/20/24	USD	36.00	USD	95	(1,620)
Capital One Financial Corp.	13	12/20/24	USD	130.00	USD	195	(3,510)
Carrier Global Corp.	40	12/20/24	USD	67.50	USD	322	(2,800)
Costco Wholesale Corp.	6	12/20/24	USD	820.00	USD	532	(8,280)
Home Depot, Inc.	9	12/20/24	USD	345.00	USD	365	(1,930)
iShares China Large-Cap ETF	318	12/20/24	USD	28.00	USD	1,011	(18,762)
Meta Platforms, Inc., Class A	4	12/20/24	USD	470.00	USD	229	(2,780)
NVIDIA Corp.	16	12/20/24	USD	100.00	USD	194	(5,480)
Fifth Third Bancorp.	42	01/17/25	USD	37.00	USD	180	(3,150)
							(76,586)
							$ (117,214)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One Touch	Standard Chartered Bank	01/23/25	INR	12.50	INR	12.50	CNH	269	$ (6,537)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Written (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	01/23/25	INR	11.50	INR	11.50	CNH	188	$ (1,399)
										$ (7,936)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank USA N.A.	10/04/24	BRL	5.95	USD	464	$ —
USD Currency	HSBC Bank USA N.A.	10/04/24	BRL	5.95	USD	244	—
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	19.10	USD	1,369	(44,205)
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	19.10	USD	719	(23,216)
USD Currency	Bank of America N.A.	10/17/24	KRW	1,380.00	USD	711	(164)
USD Currency	Deutsche Bank AG	11/12/24	BRL	6.00	USD	687	(1,382)
USD Currency	Deutsche Bank AG	11/12/24	BRL	6.00	USD	241	(485)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	687	(2,952)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	401	(1,723)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	20.00	USD	320	(93)
USD Currency	Bank of America N.A.	11/22/24	CAD	1.40	USD	420	(208)
USD Currency	Bank of America N.A.	12/30/24	ZAR	17.60	USD	395	(8,504)
USD Currency	Bank of America N.A.	12/30/24	ZAR	17.60	USD	253	(5,447)
							(88,379)
Put
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	17.00	USD	376	(1)
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	938	(100,945)
							(100,946)
							$ (189,325)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/29	1-Day SOFR	4.00%	Quarterly	Citibank N.A.	10/16/24	N/R	EUR 4.00	EUR	4,837	$ (1,760)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	3.16%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.16%	USD	8,901	$ (4,719)
5-Year Interest Rate Swap, 10/10/29	3.16%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.16	USD	13,217	(13,332)
10-Year Interest Rate Swap, 10/25/34	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	10/23/24	3.15	USD	19,924	(48,904)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	41,802	(59,029)
5-Year Interest Rate Swap, 10/27/29	3.30%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	10/25/24	3.30	USD	15,630	(96,518)
5-Year Interest Rate Swap, 11/27/29	2.65%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	11/25/24	2.65	USD	24,795	(25,103)
5-Year Interest Rate Swap, 12/05/29	2.90%	Annual	1-Day SOFR, 4.96%	Annual	Bank of America N.A.	12/03/24	2.90	USD	13,219	(40,982)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
5-Year Interest Rate Swap, 12/06/29	2.90%	Annual	1-Day SOFR, 4.96%	Annual	Deutsche Bank AG	12/04/24	2.90%	USD	2,734	$ (8,652)
2-Year Interest Rate Swap, 12/19/26	2.60%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.60	USD	10,760	(8,394)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	5,205	(46,759)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	5,201	(46,727)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/16/25	3.20	USD	10,652	(49,160)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	4,978	(22,972)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	4,978	(22,972)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/16/25	3.00	USD	5,326	(38,263)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	2,588	(18,593)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	2,588	(18,593)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/23/25	2.25	USD	25,518	(23,718)
5-Year Interest Rate Swap, 01/26/30	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/24/25	3.15	USD	15,845	(165,037)
1-Year Interest Rate Swap, 02/12/26	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	02/10/25	3.15	USD	74,502	(146,254)
5-Year Interest Rate Swap, 02/16/30	3.23%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	02/14/25	3.23	USD	15,757	(207,091)
5-Year Interest Rate Swap, 02/22/30	2.70%	Annual	1-Day SOFR, 4.96%	Annual	Deutsche Bank AG	02/20/25	2.70	USD	10,763	(49,989)
10-Year Interest Rate Swap, 03/27/35	2.75%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	03/25/25	2.75	USD	5,095	(35,434)
										(1,197,195)
Put
10-Year Interest Rate Swap, 10/09/34	1-Day SOFR, 4.96%	Annual	3.55%	Annual	Bank of America N.A.	10/07/24	3.55	USD	1,968	(350)
10-Year Interest Rate Swap, 10/09/34	1-Day SOFR, 4.96%	Annual	3.55%	Annual	Bank of America N.A.	10/07/24	3.55	USD	984	(175)
3-Year Interest Rate Swap, 10/27/27	1-Day SOFR, 4.96%	Annual	4.00%	Annual	Bank of America N.A.	10/25/24	4.00	USD	2,000	(23)
5-Year Interest Rate Swap, 11/09/29	1-Day SOFR, 4.96%	Annual	3.90%	Annual	Deutsche Bank AG	11/07/24	3.90	USD	7,509	(1,145)
10-Year Interest Rate Swap, 12/25/34	1-Day SOFR, 4.96%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	13,402	(70,994)
10-Year Interest Rate Swap, 12/25/34	1-Day SOFR, 4.96%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	2,588	(13,709)
2-Year Interest Rate Swap, 01/19/27	1-Day SOFR, 4.96%	Annual	4.30%	Annual	Deutsche Bank AG	01/17/25	4.30	USD	10,669	(2,039)
5-Year Interest Rate Swap, 01/19/30	1-Day SOFR, 4.96%	Annual	4.00%	Annual	Deutsche Bank AG	01/17/25	4.00	USD	4,687	(5,653)
5-Year Interest Rate Swap, 02/16/30	1-Day SOFR, 4.96%	Annual	3.23%	Annual	Goldman Sachs International	02/14/25	3.22	USD	15,757	(164,790)
5-Year Interest Rate Swap, 02/22/30	1-Day SOFR, 4.96%	Annual	3.90%	Annual	Deutsche Bank AG	02/20/25	3.90	USD	5,382	(12,301)
10-Year Interest Rate Swap, 03/26/35	1-Day SOFR, 4.96%	Annual	3.75%	Annual	Deutsche Bank AG	03/24/25	3.75	USD	2,588	(23,283)
10-Year Interest Rate Swap, 03/27/35	1-Day SOFR, 4.96%	Annual	3.75%	Annual	JPMorgan Chase Bank N.A.	03/25/25	3.75	USD	5,095	(46,051)
2-Year Interest Rate Swap, 06/15/27	1-Day SOFR, 4.96%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	25,338	(12,602)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
5-Year Interest Rate Swap, 06/22/30	1-Day SOFR, 4.96%	Annual	4.40%	Annual	Goldman Sachs International	06/20/25	4.40%	USD	13,259	$ (26,124)
5-Year Interest Rate Swap, 06/29/30	1-Day SOFR, 4.96%	Annual	4.55%	Annual	Morgan Stanley & Co. International PLC	06/27/25	4.55	USD	15,688	(25,141)
										(404,380)
										$ (1,601,575)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	USD	10,516	$ (832,509)	$ (790,655)	$ (41,854)
iTraxx.FINSR.42.V1	1.00	Quarterly	12/20/29	EUR	2,265	(41,058)	(42,339)	1,281
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	EUR	263	(24,611)	(24,210)	(401)
						$ (898,178)	$ (857,204)	$ (40,974)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	8,787	$ 655,559	$ 647,741	$ 7,818
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	1,750	39,725	39,113	612
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	BB+	EUR	2,201	49,799	48,863	936
							$ 745,083	$ 735,717	$ 9,366

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.96%	At Termination	4.59%	At Termination	N/A	12/14/24	USD	100,965	$ (740,550)	$ 60	$ (740,610)
2.00%	Annual	1-Day SOFR, 4.96%	Annual	N/A	02/17/25	USD	13,940	428,731	12	428,719
1-Day SOFR, 4.96%	Annual	2.60%	Annual	N/A	02/17/25	USD	49,553	(1,227,833)	43	(1,227,876)
1-Day SOFR, 4.96%	Annual	2.70%	Annual	N/A	02/17/25	USD	49,553	(1,178,451)	43	(1,178,494)
4.68%	Quarterly	3-mo. PRIBOR, 4.20%	Quarterly	N/A	03/20/25	CZK	53,019	(61,341)	4	(61,345)
28-Day MXIBTIIE, 10.74%	Monthly	9.74%	Monthly	N/A	07/28/25	MXN	370,000	(32,682)	44	(32,726)
10.47%	Monthly	28-Day MXIBTIIE, 10.74%	Monthly	N/A	08/06/25	MXN	50,515	(11,307)	4	(11,311)
1-Day SOFR, 4.96%	Annual	4.10%	Annual	N/A	08/11/25	USD	51,486	(31,421)	102	(31,523)
1-Day SOFR, 4.96%	Annual	4.25%	Annual	N/A	10/17/25	USD	75,674	(559,700)	183	(559,883)
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	10/18/25	USD	39,525	(445,348)	96	(445,444)
1-Day SOFR, 4.96%	Annual	3.75%	Annual	N/A	12/15/25	USD	11,532	(153,848)	21	(153,869)
5.14%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	N/A	12/20/25	PLN	4,197	(20,894)	2	(20,896)
0.28%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	03/09/26	JPY	1,161,341	7,683	27	7,656
8.02%	Quarterly	3-mo. JIBAR, 8.05%	Quarterly	03/26/25 (a)	03/26/26	ZAR	37,917	(21,488)	7	(21,495)
1-Day SOFR, 4.96%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	457,624	224	457,400
1-Day SOFR, 4.96%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	132,464	56	132,408
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	22,382	7,147	15,235
1-Day SOFR, 4.96%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	187,258	108	187,150

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
8.15%	Quarterly	3-mo. JIBAR, 8.05%	Quarterly	05/07/25 (a)	05/07/26	ZAR	75,204	$ (50,060)	$ 13	$ (50,073)
1-Day SOFR, 4.96%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	288,227	95	288,132
7.97%	Quarterly	3-mo. JIBAR, 8.05%	Quarterly	06/06/25 (a)	06/06/26	ZAR	16,986	(9,550)	3	(9,553)
28-Day MXIBTIIE, 10.74%	Monthly	10.76%	Monthly	N/A	06/11/26	MXN	10,140	13,162	2	13,160
0.27%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	610,830	10,795	14	10,781
0.29%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	137,810	2,183	3	2,180
0.32%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	137,790	1,917	4	1,913
0.32%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	137,810	1,884	4	1,880
0.33%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	413,350	5,478	9	5,469
0.33%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	210,839	2,780	5	2,775
0.36%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	07/07/25 (a)	07/07/26	JPY	202,571	2,209	4	2,205
1-Day SOFR, 4.96%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	147,973	46	147,927
0.51%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	08/13/25 (a)	08/13/26	JPY	6,000,000	10,211	133	10,078
0.40%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	08/14/26	JPY	9,000,000	45,930	271	45,659
0.64%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	10/08/25 (a)	10/08/26	JPY	275,000	(1,421)	6	(1,427)
0.65%	At Termination	Tokyo Overnight Average Rate, 0.23%	At Termination	10/08/25 (a)	10/08/26	JPY	275,000	(1,734)	6	(1,740)
1-Day SOFR, 4.96%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	8,267	90,456	15	90,441
1-Day SOFR, 4.96%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	41,489	470,884	76	470,808
1-Day SOFR, 4.96%	Annual	1.56%	Annual	N/A	03/07/27	USD	26,573	(1,710,593)	121	(1,710,714)
1-Day SOFR, 4.96%	Annual	3.47%	Annual	03/10/25 (a)	03/10/27	USD	9,879	63,625	44	63,581
1-Day SONIA, 4.95%	At Termination	3.45%	At Termination	03/16/26 (a)	03/16/27	GBP	560	(92)	375	(467)
1-Day SOFR, 4.96%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	30,365	589,636	135	589,501
1-Day SOFR, 4.96%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	30,365	618,166	134	618,032
0.67%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	09/22/25 (a)	09/22/27	JPY	116,000	(1,169)	5	(1,174)
0.71%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	09/29/25 (a)	09/29/27	JPY	455,000	(6,524)	20	(6,544)
1-Day SOFR, 4.96%	Annual	2.91%	Annual	N/A	10/06/27	USD	23,492	(872,241)	134	(872,375)
1-Day SONIA, 4.95%	At Termination	4.11%	At Termination	10/13/26 (a)	10/13/27	GBP	2,100	16,846	(226)	17,072
1-Day SONIA, 4.95%	At Termination	4.39%	At Termination	10/20/26 (a)	10/20/27	GBP	610	6,937	2	6,935
1-Day SONIA, 4.95%	At Termination	4.40%	At Termination	10/20/26 (a)	10/20/27	GBP	600	6,881	5	6,876
1-Day SOFR, 4.96%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,235	35,852	33	35,819
1-Day SOFR, 4.96%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,302	93,539	20	93,519
1-Day SOFR, 4.96%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,064	34,135	10	34,125
1-Day SOFR, 4.96%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,064	35,286	9	35,277
1-Day SOFR, 4.96%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,128	73,260	19	73,241
1-Day SOFR, 4.96%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	20,964	405,246	96	405,150
1-Day SOFR, 4.96%	Annual	3.95%	Annual	11/06/25 (a)	11/06/27	USD	63,560	1,086,084	289	1,085,795
1-Day SOFR, 4.96%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	8,552	132,115	39	132,076
1-Day SONIA, 4.95%	At Termination	3.70%	At Termination	12/01/26 (a)	12/01/27	GBP	2,640	8,415	335	8,080
1-Day SOFR, 4.96%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	91,294	48	91,246
1-Day SONIA, 4.95%	At Termination	3.20%	At Termination	01/26/27 (a)	01/26/28	GBP	2,120	(5,778)	747	(6,525)
3.45%	Annual	1-Day SOFR, 4.96%	Annual	01/26/26	01/26/28	USD	10,280	(77,579)	45	(77,624)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	01/26/26	01/26/28	USD	10,280	181,995	45	181,950
3.27%	Annual	1-Day SOFR, 4.96%	Annual	02/05/26 (a)	02/05/28	USD	10,488	(44,909)	45	(44,954)
1-Day SONIA, 4.95%	At Termination	3.32%	At Termination	02/05/27 (a)	02/05/28	GBP	3,390	(4,405)	(5,094)	689
1-Day SOFR, 4.96%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	161,321	46	161,275
1-Day SONIA, 4.95%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	139,255	(6)	139,261
28-Day MXIBTIIE, 10.74%	Monthly	9.13%	Monthly	N/A	08/15/28	MXN	43,274	36,138	20	36,118
1-Day SOFR, 4.96%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	449,574	106	449,468
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SONIA, 4.95%	At Termination	3.47%	At Termination	12/06/27 (a)	12/06/28	GBP	1,470	$ 810	$ (367)	$ 1,177
1-Day SOFR, 4.96%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	25,900	41	25,859
1-Day SOFR, 4.96%	Annual	3.21%	Annual	02/04/27 (a)	02/04/29	USD	3,790	7,648	17	7,631
1-Day SOFR, 4.96%	Annual	3.35%	Annual	02/04/27 (a)	02/04/29	USD	830	3,715	4	3,711
1-Day SOFR, 4.96%	Annual	3.37%	Annual	02/04/27 (a)	02/04/29	USD	8,120	39,035	36	38,999
1-Day SONIA, 4.95%	At Termination	3.31%	At Termination	02/07/28 (a)	02/07/29	GBP	1,660	(2,117)	(2,134)	17
6-mo. EURIBOR, 3.11%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	332,009	61	331,948
1-Day SOFR, 4.96%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	508,517	302	508,215
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	702,689	246	702,443
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	438,925	140	438,785
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	641,122	220	640,902
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	322,396	110	322,286
6-mo. EURIBOR, 3.11%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	235,164	69	235,095
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	664,042	221	663,821
6-mo. EURIBOR, 3.11%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	148,780	52	148,728
1-Day MIBOR, 6.76%	Semi-Annual	6.43%	Semi-Annual	N/A	06/20/29	INR	1,208,770	223,254	161	223,093
28-Day MXIBTIIE, 10.74%	Monthly	9.41%	Monthly	N/A	07/24/29	MXN	11,278	18,991	6	18,985
28-Day MXIBTIIE, 10.74%	Monthly	8.50%	Monthly	N/A	09/13/29	MXN	82,912	(16,055)	40	(16,095)
28-Day MXIBTIIE, 10.74%	Monthly	8.43%	Monthly	N/A	09/17/29	MXN	81,824	(25,942)	40	(25,982)
7.46%	Quarterly	3-mo. JIBAR, 8.05%	Quarterly	12/18/24 (a)	12/18/29	ZAR	7,158	16	4	12
China Fixing Repo Rates 7-Day, 2.40%	Quarterly	1.65%	Quarterly	03/19/25 (a)	03/19/30	CNY	123,500	(154,929)	195	(155,124)
5.81%	Monthly	28-Day MXIBTIIE, 10.74%	Monthly	N/A	10/17/30	MXN	60,000	409,143	33	409,110
5.89%	Monthly	28-Day MXIBTIIE, 10.74%	Monthly	N/A	10/22/30	MXN	100,000	679,701	58	679,643
5.52%	Monthly	28-Day MXIBTIIE, 10.74%	Monthly	N/A	02/11/31	MXN	120,000	953,190	4,903	948,287
0.02%	Annual	6-mo. EURIBOR, 3.11%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,434,470	132	1,434,338
28-Day MXIBTIIE, 10.74%	Monthly	7.61%	Monthly	N/A	01/28/32	MXN	50,000	(144,453)	29	(144,482)
28-Day MXIBTIIE, 10.74%	Monthly	7.68%	Monthly	N/A	01/30/32	MXN	29,564	(79,702)	14	(79,716)
2.38%	Annual	1-Day SOFR, 4.96%	Annual	N/A	04/08/32	USD	2,064	152,684	25	152,659
2.60%	Annual	1-Day SOFR, 4.96%	Annual	N/A	05/26/32	USD	2,477	136,566	31	136,535
1-Day SOFR, 4.96%	Annual	3.47%	Annual	N/A	10/04/32	USD	10,373	(67,573)	134	(67,707)
1-Day SOFR, 4.96%	Annual	3.42%	Annual	N/A	10/05/32	USD	4,851	(51,599)	64	(51,663)
1-Day SOFR, 4.96%	Annual	3.05%	Annual	N/A	10/28/32	USD	11,502	(444,882)	154	(445,036)
1-Day SOFR, 4.96%	Annual	2.88%	Annual	N/A	11/02/32	USD	11,629	(606,411)	156	(606,567)
1-Day SOFR, 4.96%	Annual	2.92%	Annual	N/A	11/04/32	USD	11,608	(564,893)	156	(565,049)
1-Day SOFR, 4.96%	Annual	2.90%	Annual	N/A	11/15/32	USD	18,194	(905,031)	246	(905,277)
1-Day SOFR, 4.96%	Annual	3.20%	Annual	N/A	11/28/32	USD	11,066	(276,263)	150	(276,413)
1-Day ESTR, 1,503.48%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	14,385	40	14,345
1-Day SOFR, 4.96%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(36,959)	53	(37,012)
28-Day MXIBTIIE, 10.74%	Monthly	8.17%	Monthly	N/A	06/10/33	MXN	60,946	(99,930)	52	(99,982)
3.24%	Annual	1-Day SOFR, 4.96%	Annual	N/A	08/09/33	USD	5,937	42,377	96	42,281
1-Day SOFR, 4.96%	Annual	3.75%	Annual	N/A	08/09/33	USD	12,136	396,967	180	396,787
1-Day SOFR, 4.96%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	426,657	191	426,466
1-Day SOFR, 4.96%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(54,207)	267	(54,474)
4.40%	Annual	1-Day SOFR, 4.96%	Annual	N/A	11/01/33	USD	10,739	(823,019)	165	(823,184)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	184,571	61	184,510
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	133,809	44	133,765
3.46%	Annual	1-Day SOFR, 4.96%	Annual	12/15/26 (a)	12/15/36	USD	2,071	(18,399)	35	(18,434)
3.65%	Annual	1-Day SOFR, 4.96%	Annual	N/A	11/03/53	USD	5,309	(250,680)	168	(250,848)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,309	611,773	168	611,605
3.28%	Annual	1-Day SOFR, 4.96%	Annual	02/06/34 (a)	02/06/54	USD	610	1,389	15	1,374
3.35%	Annual	1-Day SOFR, 4.96%	Annual	02/06/34 (a)	02/06/54	USD	300	(1,750)	7	(1,757)
3.36%	Annual	1-Day SOFR, 4.96%	Annual	02/06/34 (a)	02/06/54	USD	1,330	(8,673)	31	(8,704)
Tokyo Overnight Average Rate, 0.23%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(44,365)	55	(44,420)
Tokyo Overnight Average Rate, 0.23%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(43,962)	56	(44,018)
								$ 4,493,814	$ 13,926	$ 4,479,888

(a)	Forward Swap.

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 21,631	$ 11	$ 21,620
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	73	$ (137)	$ 83	$ (220)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	(1,577)	929	(2,506)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	(958)	564	(1,522)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	(2,759)	19,161	(21,920)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(1,619)	7,299	(8,918)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(543)	2,447	(2,990)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(598)	2,844	(3,442)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(2,184)	3,433	(5,617)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,376)	2,570	(3,946)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(13,104)	16,283	(29,387)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	2,740	(1,256)	3,996
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	4,380	3,426	954
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	1,210	29,078	38,369	(9,291)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	2,038	48,982	64,633	(15,651)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/29	USD	760	34,629	38,420	(3,791)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	791	58,655	65,631	(6,976)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	72	5,300	5,930	(630)
							$ 158,909	$ 270,766	$ (111,857)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	$ 7,136	$ 4,088	$ 3,048
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	82	(4,375)	(1,454)	(2,921)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(4,986)	(1,473)	(3,513)
								$ (2,225)	$ 1,161	$ (3,386)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	10.67%	At Termination	Bank of America N.A.	N/A	01/02/25	BRL	6,450	$ (11,857)	$ —	$ (11,857)
1-Day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	79,863	5,447	—	5,447
10.30%	At Termination	1-Day COOIS, 10.08%	At Termination	Citibank N.A.	N/A	01/29/25	COP	680,918	896	—	896
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
10.02%	At Termination	1-Day COOIS, 10.08%	At Termination	Barclays Bank PLC	N/A	03/21/25	COP	1,324,663	$ 760	$ —	$ 760
9.73%	At Termination	1-Day COOIS, 10.08%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	2,531,268	(312)	—	(312)
9.73%	At Termination	1-Day COOIS, 10.08%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	4,019,292	(495)	—	(495)
9.81%	At Termination	1-Day COOIS, 10.08%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	6,008,208	(1,842)	—	(1,842)
9.81%	At Termination	1-Day COOIS, 10.08%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	3,783,847	(1,160)	—	(1,160)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	7,552	(9,354)	—	(9,354)
1-Day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	4,677	(4,431)	—	(4,431)
1-Day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	13,417	(12,714)	—	(12,714)
8.62%	At Termination	1-Day COOIS, 10.08%	At Termination	JPMorgan Chase Bank N.A.	N/A	11/05/25	COP	7,467,468	(13,076)	—	(13,076)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	2,090	(15,338)	—	(15,338)
1-Day BZDIOVER, 0.04%	At Termination	11.53%	At Termination	BNP Paribas SA	N/A	01/02/26	BRL	10,050	(13,636)	—	(13,636)
1-Day BZDIOVER, 0.04%	At Termination	10.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	790	(7,384)	—	(7,384)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	(472)	—	(472)
1-Day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(776)	—	(776)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(10)	—	(10)
10.97%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	39,041	—	39,041
11.49%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,732	25,623	—	25,623
11.57%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,617	19,898	—	19,898
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	11,559	(128,754)	—	(128,754)
1-Day BZDIOVER, 0.04%	At Termination	9.94%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,720	(17,349)	—	(17,349)
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(25)	—	(25)

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	$ (28)	$ —	$ (28)
4.34%	Semi-Annual	1-Day CLP Interbank Rate, 24,449.94%	Semi-Annual	Goldman Sachs International	N/A	09/13/27	CLP	810,594	(314)	—	(314)
4.34%	Semi-Annual	1-Day CLP Interbank Rate, 24,449.94%	Semi-Annual	Goldman Sachs International	N/A	09/13/27	CLP	836,273	(324)	—	(324)
									$ (147,986)	$ —	$ (147,986)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 48,052,924	$ —	$ 48,052,924
Common Stocks
Canada	268,967	—	—	268,967
France	—	191,719	—	191,719
Italy	—	319,398	—	319,398
United Kingdom	169,031	—	—	169,031
United States	8,126,223	—	782,832	8,909,055
Zambia	12,339	—	—	12,339
Corporate Bonds
Argentina	—	550,085	—	550,085
Australia	—	1,711,355	579,284	2,290,639
Austria	88,774	230,368	—	319,142
Belgium	—	1,657,596	—	1,657,596
Brazil	—	1,924,513	—	1,924,513
Canada	—	4,304,899	—	4,304,899
Cayman Islands	—	96,028	—	96,028
Chile	—	516,888	—	516,888
China	—	647,040	—	647,040
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Colombia	$ —	$ 1,612,460	$ —	$ 1,612,460
Czech Republic	—	235,988	—	235,988
Denmark	—	2,521,661	—	2,521,661
Estonia	—	300,272	—	300,272
Finland	—	218,238	—	218,238
France	243,011	9,631,755	331,105	10,205,871
Germany	—	17,218,260	349,630	17,567,890
Greece	—	472,851	—	472,851
Hong Kong	—	972,209	—	972,209
India	—	196,260	398,860	595,120
Indonesia	—	308,676	—	308,676
Ireland	—	876,475	—	876,475
Israel	—	393,748	—	393,748
Italy	193,694	7,063,888	—	7,257,582
Jamaica	—	179,994	—	179,994
Japan	—	2,466,970	—	2,466,970
Jersey	—	329,342	—	329,342
Latvia	—	202,067	—	202,067
Luxembourg	—	2,918,292	24,587	2,942,879
Macau	—	400,062	—	400,062
Malaysia	—	203,500	—	203,500
Mexico	—	2,506,247	—	2,506,247
Morocco	—	430,831	—	430,831
Netherlands	—	10,656,088	—	10,656,088
Panama	—	158,812	—	158,812
Peru	—	270,685	—	270,685
Portugal	—	547,039	—	547,039
Romania	—	106,779	—	106,779
Slovenia	—	336,339	—	336,339
South Africa	—	2,246,498	—	2,246,498
South Korea	—	205,080	—	205,080
Spain	570,482	3,551,951	—	4,122,433
Sweden	—	1,354,877	—	1,354,877
Switzerland	—	4,209,925	—	4,209,925
Thailand	—	795,688	—	795,688
Ukraine	—	1,003,897	—	1,003,897
United Arab Emirates	—	847,015	—	847,015
United Kingdom	—	21,635,457	—	21,635,457
United States	—	155,939,168	7,589,644	163,528,812
Venezuela	—	60,030	—	60,030
Fixed Rate Loan Interests	—	—	764,148	764,148
Floating Rate Loan Interests	—	7,628,679	4,326,964	11,955,643
Foreign Agency Obligations	—	193,064,681	—	193,064,681
Grantor Trust	1,469,841	—	—	1,469,841
Investment Companies	12,178,642	—	—	12,178,642
Municipal Bonds	—	6,387,834	—	6,387,834
Non-Agency Mortgage-Backed Securities	—	70,351,052	1,913,540	72,264,592
Preferred Securities
Capital Trusts	—	9,636,570	—	9,636,570
Preferred Stocks	—	—	4,507,547	4,507,547
U.S. Government Sponsored Agency Securities	—	153,536,779	—	153,536,779
U.S. Treasury Obligations	—	5,058,640	—	5,058,640
Warrants
United States	881	179,680	242,079	422,640
Venezuela	—	15,000	—	15,000
Short-Term Securities
Certificates of Deposit	—	5,266,941	—	5,266,941
Commercial Paper	—	8,777,975	—	8,777,975
Foreign Agency Obligations	—	1,835,078	—	1,835,078
Money Market Funds	18,034,126	—	—	18,034,126
U.S. Treasury Obligations	—	41,442,675	—	41,442,675

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Options Purchased
Credit Contracts	$ —	$ 8,793	$ —	$ 8,793
Equity Contracts	254,363	4,557	—	258,920
Foreign Currency Exchange Contracts	—	399,266	—	399,266
Interest Rate Contracts	33,600	2,169,447	—	2,203,047
Unfunded Floating Rate Loan Interests(a)	—	—	212	212
Liabilities
Investments
TBA Sale Commitments	—	(7,761,998)	—	(7,761,998)
Unfunded Floating Rate Loan Interests(a)	—	—	(19,378)	(19,378)
	$ 41,643,974	$ 813,789,836	$ 21,791,054	$ 877,224,864
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 18,645	$ —	$ 18,645
Equity Contracts	149,217	3,300	—	152,517
Foreign Currency Exchange Contracts	—	5,379,404	—	5,379,404
Interest Rate Contracts	997,138	16,562,139	—	17,559,277
Other Contracts	—	21,620	—	21,620
Liabilities
Credit Contracts	—	(167,256)	—	(167,256)
Equity Contracts	(331,244)	(23,566)	—	(354,810)
Foreign Currency Exchange Contracts	—	(6,576,139)	—	(6,576,139)
Interest Rate Contracts	(1,693,475)	(13,831,812)	—	(15,525,287)
	$ (878,364)	$ 1,386,335	$ —	$ 507,971

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded FloatingRate Loan Interests
Assets
Opening balance, as of December 31, 2023	$ 258,706	$ 6,830,158	$ —	$ 2,609,564	$ 2,661,713	$ 2,174,541	$ (8,357)
Transfers into Level 3	—	—	—	585,867	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Other	(65,198)	—	—	—	—	65,198	—
Accrued discounts/premiums	—	36,947	—	4,241	21,462	—	—
Net realized gain (loss)	1,609	(71,276)	—	(637)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	26,984	131,909	36,388	49,530	33,629	312,788	(10,809)
Purchases	562,360	4,911,608	827,000	1,197,938	—	1,955,020	—
Sales	(1,629)	(2,566,236)	(99,240)	(119,539)	(803,264)	—	—
Closing balance, as of September 30, 2024	$ 782,832	$ 9,273,110	$ 764,148	$ 4,326,964	$ 1,913,540	$ 4,507,547	$ (19,166)
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$ 43,406	$ 150,961	$ 36,388	$ 49,530	$ 33,629	$ 312,788	$ (19,631)

	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 61,604	$ 14,587,929
Transfers into Level 3	—	585,867
Transfers out of Level 3	(923)	(923)
Other	—	—
Accrued discounts/premiums	—	62,650
Net realized gain (loss)	—	(70,304)
Net change in unrealized appreciation (depreciation)(a)(b)	181,398	761,817
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

	Warrants	Total
Purchases	$ —	$ 9,453,926
Sales	—	(3,589,908)
Closing balance, as of September 30, 2024	$ 242,079	$ 21,791,054
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$ 183,589	$ 790,660

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,344,825. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$782,832	Market	EBITDA Multiple	12.38x - 14.84x	13.18x

Corporate Bonds	9,248,523	Income	Discount Rate	7% - 14%	11%

Floating Rate Loan Interests	3,665,248	Income	Discount Rate	6% - 14%	11%

Preferred Stocks(b)	4,507,547	Market	Revenue Multiple	3.25x - 10.25x	9.08x
			Time to Exit	2.0 - 3.0 years	2.5 years
			Volatility	49% - 90%	72%
			EBITDA Multiple	7.00x	—
		Income	Discount Rate	10% - 14%	12%

Warrants (b)	242,079	Market	Revenue Multiple	3.25x - 10.25x	8.23x
			Volatility	49% - 50%	50%
	$18,446,229

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Preferred Stocks and Warrants using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $524,889 as of September 30, 2024.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
Currency Abbreviation (continued)
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PRIBOR	Prague Interbank Offer Rate
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
Portfolio Abbreviation (continued)
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments